united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23631

Tactical Investment Series Trust
(Exact name of registrant as specified in charter)

11726 Seven Gables Road, Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.
1675 South State Street, Suite B, Dover, DE 19901
(Name and address of agent for service)

Registrant’s telephone number, including area code:	833-974-3787

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2021

ITEM 1. REPORTS TO SHAREHOLDERS.

TFA Tactical Income Fund
(fka Tactical Conservative Allocation Fund)
Class A: TFALX
Class I: TFAZX

Tactical Moderate Allocation Fund
Class A: TFAMX
Class I: TFAUX

Tactical Growth Allocation Fund
Class A: TFAEX
Class I: TFAFX

TFA Quantitative Fund
Class I: TFAQX

TFA Multidimensional Tactical Fund
Class I: TFADX

TFA AlphaGen Growth Fund
Class I: TFAZX

TACTICAL INVESTMENT SERIES TRUST

Annual Report

December 31, 2021

1-833-974-3787
www.tfafunds.com

Tactical Funds

SHAREHOLDER LETTER

DECEMBER 31, 2021 (UNAUDITED)

Dear Shareholders,

I am pleased to present you with the third annual report for the TFA family of tactically managed mutual funds, including the TFA Tactical Income Fund (formerly Tactical Conservative Allocation Fund), Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Multidimensional Tactical Fund, TFA Quantitative Fund, and TFA AlphaGen Growth Fund. This report covers the twelve months from January 1, 2021 through December 31, 2021.

We believe that every portfolio should include an allocation to actively managed mutual funds that seek to achieve their investment objectives by positioning portfolios to search out opportunities in the market while managing the risks of negative market environments. Such an approach carries a higher degree of management skills compared to a passive, buy-and-hold approach. Tactical Fund Advisors utilizes a flexible universe of tactical investing strategies and methodologies derived from a team of experienced and highly capable active investment managers.

For the year ending December 31, 2021, the TFA Tactical Income Fund Class I shares returned 5.82%, the Tactical Moderate Allocation Fund Class I shares returned 11.89%, while the Tactical Growth Allocation Fund Class I shares returned 16.18%. The TFA Multidimensional Tactical Fund Class I shares returned 11.02%, while the TFA Quantitative Fund Class I shares also returned 11.02%. The TFA AlphaGen Growth Fund Class I shares were launched on August 23, 2021 and returned 1.80% for the period.

In our prior letter to shareholders, we highlighted how multiple vaccine rollouts as well as ongoing monetary and fiscal support continued to push markets higher into the end of the 2020, despite slowing economic growth. During the first quarter of 2021, the transfer of power in Washington, the acceleration of Covid-19 vaccinations, a major stimulus/relief bill, significant economic improvement, and a surge in interest rates combined to push major stock indices higher and bond prices lower. Markets continued higher in the second quarter due to the continued re-opening of the economy and corresponding strong economic data and a dramatic decline in the spread of Covid-19 due to the global vaccination efforts. Interest rates continued moving lower despite inflation becoming one of the biggest issues during the quarter. During the third quarter, the stock market continued its relentless rise until September broke the market’s 8-month winning streak. In addition to being overdue and within the most difficult seasonal period, a series of previously ignored worries came to the fore, including the $20 billion Evergrande debt default in China, another US debt ceiling showdown, the rise of Covid-19 Delta variant and ever-present concerns over Federal Reserve policy and the attendant outlook on inflation and growth. Despite these worries, a stronger than expected earnings season pushed the S&P 500® Index to new highs in October despite ongoing supply chain issues. Markets cooled in November as inflation fears gripped the market and the Covid-19 Omicron variant caused a massive surge in Covid infections. As fears began to ebb about the seriousness of Omicron, the markets delivered a surge in time for the holidays.

The TFA Tactical Income Fund’s 5.82% return for the year ending December 31, 2021 outperformed the -0.77% return of the benchmark Wilshire Target Income 10-yr Treasury +2% Index, as well as the 4.70% return of the prior benchmark Wilshire Liquid Alternatives Index. The 11.89% return of the Tactical Moderate Allocation Fund, and 16.18% return of the Tactical Growth Allocation Fund outperformed the 4.70% return of the benchmark Wilshire Liquid Alternatives Index. The outperformance of the funds can be attributed to the risk-targeted management approach, which provided exposure to class-leading equity and fixed-income holdings for the year, as well as the Funds’ strategy diversification approach that utilizes equities, fixed income and derivatives in order to achieve the desired exposure to specific asset classes for each fund.

Tactical Funds

SHAREHOLDER LETTER

DECEMBER 31, 2021 (UNAUDITED)

The TFA Quantitative Fund’s 11.02% return for the period ending December 31, 2021 underperformed the 28.71% return of the benchmark S&P 500 Total Return Index. The underperformance was largely the result of a deterioration in technical indicators causing the fund to remain underinvested while the markets marched forward. Changes to the management strategy made in the fourth quarter, allowing the fund to invest in 1.5x leveraged Russell 2000 and 2x leveraged Nasdaq 100 funds, contributed to its most successful quarter, but the fund still underperformed its S&P 500 Index for the year. At the end of December, the sub-adviser Potomac Advisor was notified that two additional sub-advisers were to be added to the fund and that Potomac’s percentage of assets it managed would be reduced. We look forward to 2022 with the two new sub-advisers.

The TFA Multidimensional Tactical Fund’s 11.02% return for the period ending December 31, 2021 underperformed the 28.71% return of the benchmark S&P 500 Total Return Index, which is the fund’s primary benchmark. We believe it is important to recognize that the Multidimensional strategy maintains a constant allocation of approximately 15% to Fixed Income markets. In addition, it should be noted that the sub-advisor’s management strategy focuses on stock market segments outside of the S&P 500. Although such an approach has proved successful in the past, the management strategy did not keep pace with the S&P 500 Index benchmark for the year. We are working with the sub-advisor to upgrade the portfolio after the first of the year.

The TFA AlphaGen Growth Fund was launched in the third quarter of 2021. For the period August 23 through December 31, 2021, the fund’s 1.80% return underperformed the 6.91% return of the S&P 500 Total Return Index for the same period. The launch coincided with the start of the first meaningful correction in stock prices of the year, which lasted into early October. The risk mitigation strategies utilized by management resulted in the fund being underinvested during the brief rally that ensued. In addition, the fund’s global diversification and exposure to the fixed income market contributed to the fund lagging the S&P 500 Index for the four-month period.

Both the stock and bond markets have begun the new year in a corrective mode as investors appear to reprice assets for the higher inflation and interest rate environment expected to dominate 2022. Thus, we believe employing tactical strategies designed to not only participate in the upside but also to preserve capital during severely negative market cycles is more important than ever.

Thank you for being a shareholder in the TFA family of mutual funds and we wish you a healthy 2022.

Sincerely,

Drew K. Horter, President/CEO

Tactical Fund Advisors

Tactical Funds

SHAREHOLDER LETTER

DECEMBER 31, 2021 (UNAUDITED)

Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance data quoted here represents past performance. For more current performance information, please call toll-free 1-800-869-1679 or visit our website, www.tfafunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least April 30, 2023, to ensure that net annual, operating expenses of the Class A Shares and Class I Shares will not exceed 2.14% and 1.89% respectively, subject to the possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses.

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund)

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
TFA Tactical Income Fund - Class A	5.47%	4.85%
TFA Tactical Income Fund - Class I	5.82%	5.23%
Wilshire Target Income 10-Yr + 2% Treasury IndexSM **	-0.77%	3.07%
Wilshire Liquid Alternative IndexSM ***	4.70%	4.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.35% and 2.10% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.47%, and 2.22% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**	Effective October 26, 2021, the Fund’s primary benchmark was changed to the Wilshire Target Income 10-Year Treasury +2% Plus IndexSM. The Wilshire Target Income 10-Year Treasury +2% Plus IndexSM measures an investment strategy that provides broad exposure to income-producing asset classes, using a universe of ETFs with the goal of achieving an annualized target income yield in excess of the U.S. 1-Year Treasury plus two percent. The index uses an optimization approach which aims to minimize overall portfolio risk while meeting the stated yield target. Investors cannot invest directly in an index.

***	The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)	Inception date June 10, 2019

Comparison of the Change in Value of a $10,000 Investment

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Fixed Income	89.2%
Equity	2.6%
Short-Term Investments	13.6%
Other / Cash & Cash Equivalents	-5.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Tactical Moderate Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
Tactical Moderate Allocation Fund - Class A	11.50%	6.98%
Tactical Moderate Allocation Fund - Class I	11.89%	7.48%
Wilshire Liquid Alternative IndexSM **	4.70%	4.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.31% and 2.06% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.38%, and 2.13% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**	The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)	Inception date June 10, 2019

Comparison of the Change in Value of a $10,000 Investment

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Fixed Income	37.0%
Mixed Allocation	32.3%
Equity	18.6%
Software	0.3%
Insurance	0.3%
Internet Media & Services	0.3%
Retail-Consumer Staples	0.2%
Semiconductors	0.2%
Technology Hardware	0.2%
Medical Equipment & Devices	0.2%
Short-Term Investments	14.9%
Other / Cash & Cash Equivalents	-4.5%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Tactical Growth Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
Tactical Growth Allocation Fund - Class A	16.02%	10.23%
Tactical Growth Allocation Fund - Class I	16.18%	10.84%
Wilshire Liquid Alternative IndexSM **	4.70%	4.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses are 2.30% and 2.05% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**	The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)	Inception date June 10, 2019

Comparison of the Change in Value of a $10,000 Investment

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Equity	48.0%
Fixed Income	21.5%
Mixed Allocation	8.5%
Software	1.4%
Insurance	1.3%
Internet Media & Services	1.3%
Retail-Consumer Staples	1.0%
Medical Equipment & Devices	0.8%
Semiconductors	0.8%
Technology Hardware	0.8%
Short-Term Investments	13.9%
Other / Cash & Cash Equivalents	0.7%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Quantitative Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
TFA Quantitative Fund - Class I	11.02%	18.20%
S&P 500 Total Return Index **	28.71%	36.38%
Wilshire Liquid Alternative IndexSM ***	4.70%	8.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses is 2.85% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)	Inception date May 18, 2020

Comparison of the Change in Value of a $10,000 Investment

Holdings by Sector	% of Net Assets
Open End Funds
Mixed Allocation	61.5%
Equity	41.2%
Short-Term Investments	14.7%
Other / Cash & Cash Equivalents	-17.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Multidimensional Tactical Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
TFA Multidimensional Tactical Fund - Class I	11.02%	14.68%
S&P 500 Total Return Index **	28.71%	36.38%
Wilshire Liquid Alternative IndexSM ***	4.70%	8.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses is 1.79% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)	Inception date May 18, 2020

Comparison of the Change in Value of a $10,000 Investment

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Fixed Income	23.0%
Biotech & Pharma	12.0%
Technology Hardware	9.8%
Transportation & Logistics	9.8%
Cable & Satellite	7.3%
Internet Media & Services	7.2%
Entertainment Content	4.8%
Medical Equipment & Devices	4.8%
Semiconductors	4.8%
Technology Services	4.8%
Short-Term Investments	7.3%
Other / Cash & Cash Equivalents	4.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

Since Inception (a)
TFA AlphaGen Growth Fund - Class I	1.80%
S&P 500 Total Return Index **	6.91%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses is 2.16% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(a)	Inception date August 23, 2021

Comparison of the Change in Value of a $10,000 Investment

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Equity	67.9%
Fixed Income	12.5%
Short-Term Investments	19.9%
Other / Cash & Cash Equivalents	-0.3%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.8%
	EQUITY - 2.6%
20,400	iShares Mortgage Real Estate ETF	$704,004

	FIXED INCOME - 89.2%
111,780	Direxion Daily 20 Year Plus Treasury Bull 3x	3,145,489
26,970	Invesco Emerging Markets Sovereign Debt Portfolio	710,660
8,160	Invesco Senior Loan ETF	180,336
12,830	ISHARES 0-5 Year TIPS Bond ETF	1,358,440
15,850	iShares 1-3 Year Treasury Bond ETF	1,355,809
10,000	iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	538,800
6,815	iShares 20+ Year Treasury Bond ETF	1,009,915
42,010	iShares 7-10 Year Treasury Bond ETF	4,831,150
6,160	iShares Agency Bond ETF	721,767
9,380	iShares Core International Aggregate Bond ETF	511,491
17,890	iShares Core U.S. Aggregate Bond ETF	2,040,891
18,820	iShares ESG Aware USD Corporate Bond ETF	513,598
5,550	iShares iBoxx $ High Yield Corporate Bond ETF	482,906
3,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	477,072
4,350	iShares JPMorgan USD Emerging Markets Bond ETF	474,411
600	iShares Short Treasury Bond ETF(b)	66,252
23,360	iShares TIPS Bond ETF	3,018,112
19,390	iShares US Treasury Bond ETF	517,325
31,000	PGIM Ultra Short Bond ETF(a)	1,534,190
8,350	Vanguard Total International Bond Index Fund, ETF SHARES	460,586
		23,949,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,875,297)	24,653,204

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.6%
	MONEY MARKET FUNDS - 13.6%
495	Fidelity Government Portfolio, CLASS I, 0.01%(c)	495
3,659,112	First American Treasury Obligations Fund, Class X, 0.01%(c)	3,659,112
	TOTAL MONEY MARKET FUNDS (Cost $3,659,607)	3,659,607
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,659,607)	3,659,607

See accompanying notes which are an integral part of these financial statements.

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 1.1%
	CALL OPTIONS PURCHASED - 1.1%
15	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	$415	$622,500	$91,635
25	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	440	1,100,000	104,550
10	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	434	434,000	53,175
10	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	442	442,000	52,705
	TOTAL CALL OPTIONS PURCHASED (Cost - $150,373)					302,065

	TOTAL INDEX OPTIONS PURCHASED (Cost - $150,373)					302,065

	TOTAL INVESTMENTS - 106.5% (Cost $28,685,277)					$28,614,876
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $10,910)					(33,200)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $143,308)					(35,250)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%					(1,701,551)
	NET ASSETS - 100.0%					$26,844,875

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.1)%
10	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	$484	$484,000	$16,980
10	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	500	500,000	16,220
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $10,910)					33,200

	PUT OPTIONS WRITTEN - (0.1)%
15	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	$415	$622,500	$540
25	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	440	1,100,000	14,100
10	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	403	403,000	7,990
10	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	400	400,000	12,620
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $143,308)					35,250

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $154,218)					$68,450

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 2.7%
	AEROSPACE & DEFENSE - 0.1%
135	Lockheed Martin Corporation	$47,980

	BANKING - 0.1%
874	Bank OZK	40,667

	BIOTECH & PHARMA - 0.2%
329	Johnson & Johnson	56,282

	E-COMMERCE DISCRETIONARY - 0.2%
18	Amazon.com, Inc.(a)	60,018

	INSURANCE - 0.3%
293	Assurant, Inc.	45,667
204	Berkshire Hathaway, Inc., Class B(a)	60,996
		106,663
	INTERNET MEDIA & SERVICES - 0.3%
20	Alphabet, Inc., Class A(a)	57,941
134	Meta Platforms, Inc., Class A(a)	45,071
		103,012
	MEDICAL EQUIPMENT & DEVICES - 0.2%
139	ResMed, Inc.	36,206
60	West Pharmaceutical Services, Inc.	28,141
		64,347
	OIL & GAS PRODUCERS - 0.1%
907	Ovintiv, Inc.	30,566

	RETAIL - CONSUMER STAPLES - 0.2%
55	Costco Wholesale Corporation	31,224
358	Walmart, Inc.	51,799
		83,023
	RETAIL - DISCRETIONARY - 0.1%
336	Ross Stores, Inc.	38,398

See accompanying notes which are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 2.7% (Continued)
	SEMICONDUCTORS - 0.2%
466	Microchip Technology, Inc.	$40,570
90	NVIDIA Corporation	26,470
		67,040
	SOFTWARE - 0.3%
46	Adobe, Inc.(a)	26,085
247	Microsoft Corporation	83,071
		109,156
	TECHNOLOGY HARDWARE - 0.2%
374	Apple, Inc.	66,411

	TECHNOLOGY SERVICES - 0.2%
380	Global Payments, Inc.	51,368

	TOTAL COMMON STOCKS (Cost $747,444)	924,931

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0%
	ALTERNATIVE - 0.1%
350	First Trust ETF III-First Trust Long/Short Equity ETF	18,260

	EQUITY - 18.6%
508	Direxion Russell 1000 Value Over Growth ETF	30,119
369	First Trust Capital Strength ETF	31,199
433	First Trust NASDAQ Technology Dividend Index Fund	27,214
226	FlexShares Global Quality Real Estate Index Fund	16,751
930	Invesco DB Commodity Index Tracking Fund, N(a)	19,325
162	Invesco S&P 500 Equal Weight	27,505
722	Invesco S&P 500 Equal Weight Real Estate ETF	30,505
239	Invesco S&P 500 Equal Weight Utilities Portfolio	27,285
402	Invesco S&P 500 Low Volatility ETF	27,589
137	iShares DJ US Consumer	27,425
645	iShares MSCI Global Metals & Mining Producers ETF	27,490
650	iShares S&P 500 Growth ETF	54,386

See accompanying notes which are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0% (Continued)
	EQUITY - 18.6% (Continued)
589	O’Shares US Quality Dividend ETF	$27,430
1,080	ProShares Ultra QQQ(a)	96,142
1,320	ProShares Ultra Russell2000(a)	73,286
180	ProShares Ultra S&P500	26,347
320	SPDR Dow Jones Global Real Estate ETF	18,090
920	Vanguard FTSE All-World ex-US ETF	56,378
710	Vanguard FTSE Developed Markets ETF	36,253
490	Vanguard FTSE Emerging Markets ETF	24,235
80	Vanguard Growth ETF	25,672
130	Vanguard Large-Cap ETF	28,733
20,461	Vanguard Mega Cap Growth ETF(a)	5,335,409
160	Vanguard Mid-Cap ETF	40,763
90	Vanguard Real Estate ETF	10,441
140	Vanguard Russell 2000 ETF	12,573
1,430	Vanguard Total Stock Market ETF	345,258
190	Vanguard Value ETF	27,951
		6,531,754
	FIXED INCOME - 37.0%
892	First Trust Enhanced Short Maturity ETF	53,342
899	iShares 20+ Year Treasury Bond ETF	133,223
39,801	iShares Convertible Bond ETF(a)	3,549,452
2,439	iShares Core International Aggregate Bond ETF	132,999
310	iShares Core U.S. Aggregate Bond ETF	35,365
4,895	iShares ESG Aware USD Corporate Bond ETF	133,585
1,400	iShares TIPS Bond ETF	180,880
5,043	iShares US Treasury Bond ETF	134,547
20,000	PGIM Ultra Short Bond ETF(b)	989,800
89,855	SPDR Bloomberg Convertible Securities ETF	7,454,370
110	Vanguard Long-Term Bond	11,321
240	Vanguard Short-Term Bond ETF	19,399
990	Vanguard Total Bond Market ETF	83,903
630	Vanguard Total International Bond Index Fund, ETF SHARES	34,751
		12,946,937

See accompanying notes which are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0% (Continued)
	MIXED ALLOCATION - 32.3%
107,904	HCM Defender 100 Index ETF(a)	$6,082,548
113,041	HCM Defender 500 Index ETF(a)	5,221,364
		11,303,912

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,156,450)	30,800,863

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.9%
	MONEY MARKET FUNDS - 14.9%
25	Fidelity Government Portfolio, CLASS I, 0.01%(c)	25
5,220,769	First American Treasury Obligations Fund, Class X, 0.01%(c)	5,220,769
	TOTAL MONEY MARKET FUNDS (Cost $5,220,794)	5,220,794

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,220,794)	5,220,794

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.4%
20	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	$466	$932,000	$24,540
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	435	652,500	79,725
10	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	457	457,000	27,370
	TOTAL CALL OPTIONS PURCHASED (Cost - $83,769)					131,635

	PUT OPTIONS PURCHASED - 0.0%(e)
20	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	$415	$830,000	$720
10	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	420	420,000	3,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $13,836)					4,520

	TOTAL INDEX OPTIONS PURCHASED (Cost - $97,605)					136,155

	TOTAL INVESTMENTS – 106.0% (Cost $36,222,293)					$37,082,743
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $17,599)					(28,680)
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $71,144)					(24,490)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%					(2,033,352)
	NET ASSETS - 100.0%					$34,996,221

See accompanying notes which are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	$485	$727,500	$24,570
10	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	499	499,000	3,010
20	SPDR S&P 500 EFT Trust	StoneX	01/21/2022	490	980,000	1,100
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $17,599)					28,680

	PUT OPTIONS WRITTEN - (0.1)%
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	$390	$585,000	$10,020
10	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	457	457,000	8,390
20	SPDR S&P 500 EFT Trust	StoneX	01/21/2022	466	932,000	6,080
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $71,144)					24,490

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $88,743)					$53,170

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 11.4%
	AEROSPACE & DEFENSE - 0.6%
992	Lockheed Martin Corporation	$352,567

	BANKING - 0.5%
6,396	Bank OZK	297,606

	BIOTECH & PHARMA - 0.7%
2,413	Johnson & Johnson	412,792

	E-COMMERCE DISCRETIONARY - 0.7%
122	Amazon.com, Inc.(a)	406,790

	INSURANCE - 1.3%
2,150	Assurant, Inc.	335,099
1,499	Berkshire Hathaway, Inc., Class B(a)	448,200
		783,299
	INTERNET MEDIA & SERVICES - 1.3%
146	Alphabet, Inc., Class A(a)	422,968
985	Meta Platforms, Inc., Class A(a)	331,305
		754,273
	MEDICAL EQUIPMENT & DEVICES - 0.8%
1,025	ResMed, Inc.	266,992
448	West Pharmaceutical Services, Inc.	210,116
		477,108
	OIL & GAS PRODUCERS - 0.4%
6,648	Ovintiv, Inc.	224,038

	RETAIL - CONSUMER STAPLES - 1.0%
408	Costco Wholesale Corporation	231,622
2,624	Walmart, Inc.	379,666
		611,288
	RETAIL - DISCRETIONARY - 0.5%
2,461	Ross Stores, Inc.	281,243

See accompanying notes which are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 11.4% (Continued)
	SEMICONDUCTORS - 0.8%
3,414	Microchip Technology, Inc.	$297,223
664	NVIDIA Corporation	195,289
		492,512
	SOFTWARE - 1.4%
342	Adobe, Inc.(a)	193,935
1,815	Microsoft Corporation	610,420
		804,355
	TECHNOLOGY HARDWARE - 0.8%
2,741	Apple, Inc.	486,719

	TECHNOLOGY SERVICES - 0.6%
2,785	Global Payments, Inc.	376,476

	TOTAL COMMON STOCKS (Cost $5,537,625)	6,761,066

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.4%
	ALTERNATIVE - 0.4%
4,900	First Trust ETF III-First Trust Long/Short Equity	255,633

	EQUITY – 48.0%
1,800	Communication Services Select Sector SPDR Fund	139,824
990	Consumer Discretionary Select Sector SPDR Fund	202,396
1,246	Direxion Russell 1000 Value Over Growth ETF	73,874
4,920	Financial Select Sector SPDR Fund	192,126
906	First Trust Capital Strength ETF	76,602
1,063	First Trust NASDAQ Technology Dividend Index Fund	66,810
529	FlexShares Global Quality Real Estate Index Fund	39,209
660	Health Care Select Sector SPDR Fund	92,987
740	Industrial Select Sector SPDR Fund	78,299
12,315	Invesco DB Commodity Index Tracking Fund, N(a)	255,905
398	Invesco S&P 500 Equal Weight	67,573
1,773	Invesco S&P 500 Equal Weight Real Estate ETF	74,910

See accompanying notes which are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.4% (Continued)
	EQUITY – 48.0% (Continued)
588	Invesco S&P 500 Equal Weight Utilities Portfolio	$67,128
986	Invesco S&P 500 Low Volatility ETF	67,669
4,186	iShares Core MSCI Emerging Markets ETF	250,574
337	iShares DJ US Consumer	67,461
1,582	iShares MSCI Global Metals & Mining Producers ETF	67,425
12,140	iShares S&P 500 Growth ETF	1,015,754
5,499	iShares Semiconductor ETF	2,982,218
1,447	O’Shares US Quality Dividend ETF	67,387
74,723	ProShares Ultra QQQ(a)	6,651,841
27,040	ProShares Ultra Russell2000(a)	1,501,261
22,054	ProShares Ultra S&P500	3,228,044
4,450	SPDR Dow Jones Global Real Estate ETF	251,559
2,000	SPDR S&P 500 ETF Trust	949,920
2,250	Technology Select Sector SPDR Fund	391,208
19,844	Vanguard FTSE All-World ex-US ETF	1,216,040
9,520	Vanguard FTSE Developed Markets ETF	486,091
11,303	Vanguard FTSE Emerging Markets ETF	559,046
1,800	Vanguard Growth ETF	577,620
2,650	Vanguard Large-Cap ETF	585,703
3,260	Vanguard Mid-Cap ETF	830,550
4,464	Vanguard Russell 2000 ETF	400,912
17,270	Vanguard Total Stock Market ETF	4,169,669
4,090	Vanguard Value ETF	601,680
		28,347,275
	FIXED INCOME - 21.5%
2,191	First Trust Enhanced Short Maturity ETF	131,022
56,261	iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	3,031,343
2,206	iShares 20+ Year Treasury Bond ETF	326,907
5,988	iShares Core International Aggregate Bond ETF	326,526
4,320	iShares Core U.S. Aggregate Bond ETF	492,826
12,015	iShares ESG Aware USD Corporate Bond ETF	327,889
4,660	iShares TIPS Bond ETF	602,072
12,378	iShares US Treasury Bond ETF	330,245
72,000	PGIM Ultra Short Bond ETF(b)	3,563,280

See accompanying notes which are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 78.4% (Continued)
	FIXED INCOME - 21.5% (Continued)
41,400	Vanguard Short-Term Corporate Bond ETF			$3,364,164
2,495	Vanguard Total Bond Market ETF			211,451
				12,707,725
	MIXED ALLOCATION - 8.5%
49,239	HCM Defender 100 Index ETF(a)			2,775,602
49,025	HCM Defender 500 Index ETF(a)			2,264,465
				5,040,067

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,491,712)			46,350,700

Principal	Coupon Rate
Amount ($)	(%)		Maturity	Fair Value
	CORPORATE BONDS — 0.5%
	BANKING — 0.5%
300,000	HSBC Holdings PLC	2.6500	01/05/22	300,019

	TOTAL CORPORATE BONDS (Cost $300,015)			300,019

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 13.9%
	MONEY MARKET FUNDS - 13.9%
738	Fidelity Government Portfolio, CLASS I, 0.01%(c)			738
8,207,507	First American Treasury Obligations Fund, Class X, 0.01%(c)			8,207,507
	TOTAL MONEY MARKET FUNDS (Cost $8,208,245)			8,208,245

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,208,245)			8,208,245

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 2.2%
	CALL OPTIONS PURCHASED - 2.1%
25	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	$447	$1,117,500	$81,950
25	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	420	1,050,000	148,075
30	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	423	1,269,000	187,155
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	424	848,000	123,070
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	434	868,000	106,350
20	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	468	936,000	21,500
10	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	446	446,000	33,370
15	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	463	694,500	29,715

See accompanying notes which are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 2.2% (Continued)
	CALL OPTIONS PURCHASED - 2.1% (Continued)
25	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	$469	$1,172,500	$24,475
35	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	468	1,638,000	95,025
23	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	433	995,900	137,230
20	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	434	868,000	117,760
15	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	435	652,500	87,158
20	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	470	940,000	66,200
	TOTAL CALL OPTIONS PURCHASED (Cost - $727,896)					1,259,033

	PUT OPTIONS PURCHASED - 0.1%
45	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	$420	$1,890,000	$1,890
50	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	425	2,125,000	9,850
20	SPDR S&P 500 ETF Trust	StoneX	03/31/2022	445	890,000	15,460
15	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	410	615,000	13,110
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	415	830,000	18,940
	TOTAL PUT OPTIONS PURCHASED (Cost - $94,094)					59,250

	TOTAL INDEX OPTIONS PURCHASED (Cost - $821,990)					1,318,283

	TOTAL INVESTMENTS - 106.4% (Cost $58,359,587)					$62,938,313
	CALL OPTIONS WRITTEN - (0.3)% (Proceeds - $102,323)					(172,969)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $639,326)					(286,985)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%					(3,343,656)
	NET ASSETS - 100.0%					$59,134,703

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN - (0.3)%
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	$500	$1,000,000	$18,600
45	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	505	2,272,500	34,200
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	520	1,040,000	7,580
45	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	496	2,232,000	1,080
50	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	497	2,485,000	6,750
20	SPDR S&P 500 ETF Trust	StoneX	03/31/2022	484	968,000	19,620
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	503	1,006,000	16,260
23	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	510	1,173,000	25,979
35	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	515	1,802,500	34,720
20	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	540	1,080,000	8,180
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $102,323)					172,969

	PUT OPTIONS WRITTEN - (0.5)%
25	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	$447	$1,117,500	$9,525
25	SPDR S&P 500 ETF Trust	StoneX	03/18/2022	400	1,000,000	6,150

See accompanying notes which are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Contracts(d)
(continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)%
	PUT OPTIONS WRITTEN - (0.5)% (Continued)
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	$385	$770,000	$12,620
30	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	390	1,170,000	20,040
20	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	408	816,000	17,200
25	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	469	1,172,500	8,950
20	SPDR S&P 500 ETF Trust	StoneX	01/21/2022	468	936,000	6,820
10	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	446	446,000	3,650
15	SPDR S&P 500 ETF Trust	StoneX	02/18/2022	463	694,500	8,910
20	SPDR S&P 500 ETF Trust	StoneX	03/31/2022	375	750,000	3,860
35	SPDR S&P 500 ETF Trust	StoneX	06/17/2022	468	1,638,000	72,450
58	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	405	2,349,000	78,010
20	SPDR S&P 500 ETF Trust	StoneX	09/16/2022	435	870,000	38,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $639,326)					286,985

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $741,649)					$459,954

ETF - Exchange-Traded Fund

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

TFA QUANTITATIVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 102.7%
	EQUITY - 41.2%
21,348	Rydex Nasdaq 100 2X Strategy Fund, Class H	$10,243,266
18,946	Rydex Russell 2000 2x Strategy Fund, Class H (a)	4,152,136
		14,395,402
	MIXED ALLOCATION - 61.5%
148,725	Rydex Series Trust - Nova Fund, Investor Class (a)	21,510,087

	TOTAL OPEN END FUNDS (Cost $35,000,000)	35,905,489

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.7%
	MONEY MARKET FUNDS – 14.7%
2,092,108	First American Treasury Obligations Fund, Class X, 0.01%(b)	2,092,108
3,055,026	Rydex U.S. Government Money Market Fund, Money Market Class, 0.00%(b)	3,055,026
	TOTAL MONEY MARKET FUNDS (Cost $5,147,134)	5,147,134

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,147,134)	5,147,134

	TOTAL INVESTMENTS - 117.4% (Cost $40,147,134)	$41,052,623
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.4)%	(6,100,023)
	NET ASSETS - 100.0%	$34,952,600

(a)	Affiliated Company – Tactical Growth Allocation Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 91.7%
	BEVERAGES - 2.5%
4,130	PepsiCo, Inc.	$717,423

	BIOTECH & PHARMA - 12.0%
12,080	AstraZeneca plc - ADR	703,660
7,857	BioMarin Pharmaceutical, Inc.(a)	694,166
9,820	Gilead Sciences, Inc.	713,030
7,695	Sarepta Therapeutics, Inc.(a)	692,935
53,660	Viatris, Inc.	726,020
		3,529,811
	CABLE & SATELLITE - 7.3%
1,112	Charter Communications, Inc., Class A(a)	724,990
14,400	Comcast Corporation, Class A	724,752
25,221	Liberty Global plc, Class A(a)	699,631
		2,149,373
	E-COMMERCE DISCRETIONARY - 2.4%
206	Amazon.com, Inc.(a)	686,874

	ENTERTAINMENT CONTENT - 4.8%
20,480	Fox Corporation - Class B	701,850
3,860	Take-Two Interactive Software, Inc.(a)	685,999
		1,387,849
	FOOD - 2.4%
10,701	Mondelez International, Inc., Class A	709,583

	HEALTH CARE FACILITIES & SERVICES - 2.4%
8,948	Henry Schein, Inc.(a)	693,738

	INTERNET MEDIA & SERVICES - 7.2%
246	Alphabet, Inc., Class A(a)	712,672
297	Booking Holdings, Inc.(a)	712,571
2,020	Meta Platforms, Inc., Class A(a)	679,427
		2,104,670

See accompanying notes which are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 91.7% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4%
7,476	Caesars Entertainment, Inc.(a)	$699,230

	MEDICAL EQUIPMENT & DEVICES - 4.8%
5,283	Quidel Corporation(a)	713,152
2,600	Repligen Corporation(a)	688,584
		1,401,736
	METALS & MINING - 2.4%
6,776	Royal Gold, Inc.	712,903

	PUBLISHING & BROADCASTING - 2.4%
30,939	News Corporation, CLASS A	690,249

	RENEWABLE ENERGY - 4.7%
3,687	Enphase Energy, INC.(a)	674,500
2,484	SolarEdge Technologies, Inc.(a)	696,936
		1,371,436
	SEMICONDUCTORS - 4.8%
10,049	ON Semiconductor Corporation(a)	682,528
3,900	QUALCOMM, Inc.	713,193
		1,395,721
	SOFTWARE - 2.4%
1,919	Fortinet, Inc.(a)	689,689

	TECHNOLOGY HARDWARE - 9.8%
5,300	Garmin Ltd.	721,702
7,799	NetApp, Inc.	717,430
10,568	Western Digital Corporation(a)	689,139
1,212	Zebra Technologies Corporation, Class A(a)	721,383
		2,849,654
	TECHNOLOGY SERVICES - 4.8%
9,474	Amdocs Ltd.	709,034
2,854	Automatic Data Processing, Inc.	703,739
		1,412,773

See accompanying notes which are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 91.7% (Continued)
	TRANSPORTATION & LOGISTICS - 9.8%
18,596	CSX Corporation	$699,210
5,276	Expeditors International of Washington, Inc.	708,514
3,512	J.B. Hunt Transport Services, Inc.	717,853
2,020	Old Dominion Freight Line, Inc.	723,927
		2,849,504
	WHOLESALE - DISCRETIONARY - 2.4%
1,283	Pool Corporation	726,178

	TOTAL COMMON STOCKS (Cost $25,911,557)	26,778,394

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 23.0%
	FIXED INCOME - 23.0%
8,300	iShares 1-3 Year Treasury Bond ETF	709,982
4,700	iShares 20+ Year Treasury Bond ETF	696,493
5,500	iShares 3-7 Year Treasury Bond ETF	707,685
6,100	iShares 7-10 Year Treasury Bond ETF	701,500
3,077	iShares Agency Bond ETF	360,532
8,300	iShares iBoxx $ High Yield Corporate Bond ETF	722,183
5,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	702,356
6,600	iShares JPMorgan USD Emerging Markets Bond ETF	719,796
6,508	iShares MBS ETF	699,154
24,996	SPDR Bloomberg Barclays International Treasury Bond ETF	706,636
		6,726,317

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,733,396)	6,726,317

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
2,033,637	Fidelity Government Portfolio, CLASS I, 0.01%(b)	2,033,637

See accompanying notes which are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.3% (Continued)
	MONEY MARKET FUNDS - 7.3% (Continued)
92,268	First American Treasury Obligations Fund, Class X, 0.01%(b)	$92,268
	TOTAL MONEY MARKET FUNDS (Cost $2,125,905)	2,125,905

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,125,905)	2,125,905

	TOTAL INVESTMENTS – 122.0% (Cost $34,770,858)	$35,630,616
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0)%	(6,418,164)
	NET ASSETS - 100.0%	$29,212,452

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LTD - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4%
	EQUITY - 67.9%
4,560	Communication Services Select Sector SPDR Fund	$354,221
2,530	Consumer Discretionary Select Sector SPDR Fund	517,233
6,850	Consumer Staples Select Sector SPDR Fund	528,204
12,490	Financial Select Sector SPDR Fund	487,735
5,360	Health Care Select Sector SPDR Fund	755,170
1,860	Industrial Select Sector SPDR Fund	196,807
900	Invesco QQQ Trust Series 1	358,065
22,590	iShares India 50 ETF	1,068,733
13,120	iShares MSCI USA Min Vol Factor ETF	1,061,408
4,660	iShares U.S. Real Estate ETF	541,212
58,410	ProShares Ultra QQQ(a)	5,199,658
69,130	ProShares Ultra Russell2000(a)	3,838,098
17,230	ProShares Ultra S&P500	2,521,955
6,200	SPDR S&P 500 ETF Trust	2,944,752
8,360	Technology Select Sector SPDR Fund	1,453,553
48,890	Ultra Dow30 Proshares	3,911,200
34,800	Vanguard FTSE All-World ex-US ETF	2,132,544
20,500	Vanguard FTSE Emerging Markets ETF	1,013,930
3,500	Vanguard Growth ETF	1,123,150
5,200	Vanguard Large-Cap ETF	1,149,304
6,400	Vanguard Mid-Cap ETF	1,630,528
900	Vanguard Real Estate ETF	104,409
7,900	Vanguard Russell 2000 ETF	709,499
28,700	Vanguard Total Stock Market ETF	6,929,327
8,100	Vanguard Value ETF	1,191,591
		41,722,286
	FIXED INCOME - 12.5%
17,230	iShares 20+ Year Treasury Bond ETF	2,553,314
15,200	iShares Short Treasury Bond ETF(a)	1,678,384
19,380	iShares TIPS Bond ETF	2,503,896
600	Vanguard Long-Term Bond	61,752
1,200	Vanguard Short-Term Bond ETF	96,996
7,800	Vanguard Total Bond Market ETF	661,050

See accompanying notes which are an integral part of this schedule of investments.

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4% (Continued)
	FIXED INCOME - 12.5% (Continued)
2,900	Vanguard Total International Bond Index Fund, ETF SHARES	$159,964
		7,715,356

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,211,953)	49,437,642

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.9%
	MONEY MARKET FUNDS - 19.9%
1,767	Fidelity Government Portfolio, CLASS I, 0.01%(b)	1,767
12,209,649	First American Treasury Obligations Fund, Class X, 0.01%(b)	12,209,649
	TOTAL MONEY MARKET FUNDS (Cost $12,211,416)	12,211,416

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,211,416)	12,211,416

	TOTAL INVESTMENTS - 100.3% (Cost $60,423,369)	$61,649,058
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(202,444)
	NET ASSETS - 100.0%	$61,446,614

ETF - Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

Tactical Funds

Statements of Assets and Liabilities
December 31, 2021

	TFA Tactical Income Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Assets:
Investments in Securities:
Unaffiliated Investments at Value (Cost $28,685,277, $36,222,293 and $58,359,587, respectively)	$28,614,876	$37,082,743	$62,938,313
Cash held at custodian	18,962	1,560	18,711
Deposits with broker for options	19,004	52,032	126,820
Receivable for Fund shares sold	99,290	63,102	66,196
Dividends and interest receivable	2,036	2,024	14,415
Other Receivable	—	943	20,845
Prepaid expenses and other assets	25,492	21,433	20,948
Total Assets	28,779,660	37,223,837	63,206,248

Liabilities:
Written Options at Value (Premiums received $154,218, $88,743 and $741,649, respectively)	68,450	53,170	459,954
Payables:
Payable for Fund shares repurchased	1,763,520	2,049,801	3,395,509
Management fees payable	35,512	53,001	120,540
Distribution (12b-1) fees payable	63	40	31
Accrued expenses and other liabilities	67,240	71,604	95,511
Total Liabilities	1,934,785	2,227,616	4,071,545
Net Assets	$26,844,875	$34,996,221	$59,134,703

Net Assets Consist of:
Paid In Capital	$27,180,108	$34,076,808	$54,242,110
Distributable Earnings (Losses)	(335,233)	919,413	4,892,593
Net Assets	$26,844,875	$34,996,221	$59,134,703

Net Asset Value Per Share:
Class A Shares:

Net Assets	$26,587	$1,188	$1,283
Shares outstanding (unlimited number of shares authorized with no par value)	2,790	117	118
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.53	$10.15	$10.87

Class I Shares:

Net Assets	$26,818,288	$34,995,033	$59,133,420
Shares outstanding (unlimited number of shares authorized with no par value)	2,786,416	3,406,204	5,350,349
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.62	$10.27	$11.05

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements of Assets and Liabilities (Continued)
December 31, 2021

	TFA Quantitative Fund	TFA Multidimensional Tactical Fund	TFA AlphaGen Growth Fund
Assets:
Unaffiliated Investments at Value (Cost $15,147,134, $34,770,858 and $60,423,369, respectively)	$15,390,400	$35,630,616	$61,649,058
Affiliated Investments at Value (Cost $25,000,000, $0 and $0, respectively)	25,662,223	—	—
Cash held at custodian	83,048	3,588	—
Receivable for securities sold	—	764,532	—
Receivable for Fund shares sold	33,214	33,378	37,121
Dividends and interest receivable	30	15,141	10,275
Other Receivable	2,019	2,755	49,685
Prepaid expenses and other assets	21,360	23,641	7,622
Total Assets	41,192,294	36,473,651	61,753,761

Liabilities:
Payables:
Payable for investments purchased	—	696,461	—
Payable for Fund shares repurchased	6,116,054	6,450,699	170,746
Management fees payable	47,861	38,751	65,858
Accrued expenses and other liabilities	75,779	75,288	70,543
Total Liabilities	6,239,694	7,261,199	307,147
Net Assets	$34,952,600	$29,212,452	$61,446,614

Net Assets Consist of:
Paid In Capital	$32,902,021	$28,437,915	$60,418,053
Distributable Earnings	2,050,579	774,537	1,028,561
Net Assets	$34,952,600	$29,212,452	$61,446,614

Net Asset Value Per Share:
Class I Shares:

Net Assets	$34,952,600	$29,212,452	$61,446,614
Shares outstanding (unlimited number of shares authorized with no par value)	3,360,763	3,140,696	6,056,411
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.40	$9.30	$10.15

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements of Operations
For the year ended December 31, 2021

	TFA Tactical Income Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Investment Income:
Dividends	$505,032	$524,657	$625,601
Interest	3,486	22,129	17,472
Total Investment Income	508,518	546,786	643,073

Expenses:
Advisory Fees	379,943	468,904	764,912
Administration Fees	80,350	102,403	159,632
Transfer Agent and Accounting Fees	42,480	43,782	50,841
Audit Fees	13,857	13,858	13,858
Legal Fees	19,437	19,437	20,121
Custody Fees	17,322	16,979	17,259
Shareholder Servicing Fees	35,734	42,431	58,304
Trustee Fees	16,820	16,017	18,905
Distribution Plan (12b-1) Fees - Class A	65	4	6
Printing and Mailing Expense	8,975	11,662	11,479
Miscellaneous Fees	5,469	6,107	5,147
Insurance Fees	1,009	1,092	1,237
Interest Fees	29	—	—
Professional Fees	783	755	1,145
Registration Fees	23,910	24,585	24,200
Total Expenses	646,183	768,016	1,147,046
Fees Waived by the Adviser	(57,508)	(40,525)	—
Fees Recouped by the Adviser	—	—	29,493
Fees Voluntarily Waived by Administrator	(27,285)	(35,769)	(52,809)
Net Expenses	561,390	691,722	1,123,730

Net Investment Loss	(52,872)	(144,936)	(480,657)

Realized Gain (Loss) on:
Unaffiliated Investments	3,740,706	5,447,177	7,464,634
Capital Gain Distributions from Investment Companies	7,044	169,117	64
Reimbursement from Advisor for Compliance Loss (see note 4)	—	943	20,845
Short Sales	(2,459)	(9,429)	(42,263)
Written Options	336,281	577,187	1,048,463
Net Realized Gain on Investments, Short Sales and Options	4,081,572	6,184,995	8,491,743

Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(2,224,982)	(1,732,220)	860,875
Written Options	(192,366)	(152,679)	(4,023)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(2,417,348)	(1,884,899)	856,852

Realized and Unrealized Gain on Investments and Options	1,664,224	4,300,096	9,348,595

Net Increase in Net Assets Resulting from Operations	$1,611,352	$4,155,160	$8,867,938

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements of Operations (Continued)
For the year/period ended December 31, 2021

	TFA Quantitative Fund	TFA Multidimensional Tactical Fund	TFA AlphaGen Growth Fund *
Investment Income:
Dividends from Unaffiliated Investments (including foreign tax withholdings $0, $0 and $121)	$174,574	$481,694	$374,044
Dividends from Affiliated Investments	381,560	—	—
Total Investment Income	556,134	481,694	374,044

Expenses:
Advisory Fees	588,938	687,281	294,000
Administration Fees	124,339	153,963	24,659
Transfer Agent and Accounting Fees	43,049	45,387	8,195
Audit Fees	13,810	13,810	13,978
Legal Fees	13,549	11,949	10,304
Custody Fees	11,500	24,787	3,612
Shareholder Servicing Fees	41,186	50,242	14,667
Trustee Fees	12,370	14,854	5,316
Printing and Mailing Expense	9,306	9,028	3,384
Miscellaneous Fees	4,811	5,512	3,250
Insurance Fees	743	919	369
Overdraft Fees	—	2,164	—
Interest Fees	—	14,387	—
Professional fees	919	873	1,153
Registration Fees	23,869	24,931	1,753
Total Expenses	888,389	1,060,087	384,640
Fees Recouped by the Adviser	1,943	2,674	—
Fees Voluntarily Waived by Administrator	(43,297)	(56,715)	—
Net Expenses	847,035	1,006,046	384,640

Net Investment Loss	(290,901)	(524,352)	(10,596)

Realized Gain (Loss) on:
Unaffiliated Investments	1,401,030	6,926,876	(3,670)
Affiliated Investments	3,843,195	—	—
Reimbursement from Advisor for Compliance Loss (see note 4)	148,640	—	49,685
Short Sales	—	26,065	(49,790)
Net Realized Gain (Loss) on Investments, Short Sales and Options	5,392,865	6,952,941	(3,775)

Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(538,676)	(476,139)	1,225,689
Affiliated Investments	187,579	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Short Sales and Options	(351,097)	(476,139)	1,225,689

Realized and Unrealized Gain on Investments and Options	5,041,768	6,476,802	1,221,914

Net Increase in Net Assets Resulting from Operations	$4,750,867	$5,952,450	$1,211,318

*	For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

The accompanying notes are an integral part of these financial statements.

TFA Tactical Income Fund

Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(52,872)	$(123,334)
Net Realized Gain on Unaffiliated Investments	3,740,706	685,365
Capital Gain Distributions from Investment Companies	7,044	10,386
Net Realized Loss on Short Sales	(2,459)	—
Net Realized Gain (Loss) on Written Options	336,281	(805,303)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,224,982)	1,046,225
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(192,366)	205,895
Net Increase in Net Assets Resulting from Operations	1,611,352	1,019,234

Distributions to Shareholders from:
Class A	(3,861)	(281)
Class I	(4,093,653)	(328,701)
Total Distributions	(4,097,514)	(328,982)

Capital Share Transactions:
Proceeds from Shares Sold	23,982,001	17,386,688
Proceeds from Reinvestment of Distributions	4,097,514	328,982
Cost of Shares Redeemed	(30,311,058)	(29,548,676)
Net Decrease from Capital Shares Transactions	(2,231,543)	(11,833,006)

Total Decrease	(4,717,705)	(11,142,754)

Net Assets
Beginning of Year	31,562,580	42,705,334

End of Year	$26,844,875	$31,562,580

Capital Share Transactions:
Shares Sold	2,188,171	1,785,604
Shares Reinvested	420,518	31,124
Shares Redeemed	(2,800,531)	(2,944,710)
Net Decrease in Outstanding Shares of the Fund	(191,842)	(1,127,982)

The accompanying notes are an integral part of these financial statements.

Tactical Moderate Allocation Fund

Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(144,936)	$(180,522)
Net Realized Gain (Loss) on Unaffiliated Investments	5,447,177	(454,971)
Capital Gain Distributions from Investment Companies	169,117	8,348
Net Realized Gain on Reimbursement from Advisor for Compliance Loss	943	—
Net Realized Loss on Short Sales	(9,429)	—
Net Realized Gain (Loss) on Written Options	577,187	(349,330)
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(1,732,220)	565,308
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(152,679)	75,524
Net Increase (Decrease) in Net Assets Resulting from Operations	4,155,160	(335,643)

Distributions to Shareholders from:
Class A	(163)	(14)
Class I	(5,128,135)	(328,313)
Total Distributions	(5,128,298)	(328,327)

Capital Share Transactions:
Proceeds from Shares Sold	22,517,202	14,937,026
Proceeds from Reinvestment of Distributions	5,128,212	328,312
Cost of Shares Redeemed	(29,848,341)	(50,518,018)
Net Decrease from Capital Shares Transactions	(2,202,927)	(35,252,680)

Total Decrease	(3,176,065)	(35,916,650)

Net Assets
Beginning of Year	38,172,286	74,088,936

End of Year	$34,996,221	$38,172,286

Capital Share Transactions:
Shares Sold	1,996,712	1,535,123
Shares Reinvested	497,756	30,885
Shares Redeemed	(2,677,991)	(5,172,060)
Net Decrease in Outstanding Shares of the Fund	(183,523)	(3,606,052)

The accompanying notes are an integral part of these financial statements.

Tactical Growth Allocation Fund

Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(480,657)	$(261,711)
Net Realized Gain on Unaffiliated Investments	7,464,634	1,858,597
Capital Gain Distributions from Investment Companies	64	3,789
Net Realized Gain on Reimbursement from Advisor for Compliance Loss	20,845	—
Net Realized Loss on Short Sales	(42,263)	—
Net Realized Gain (Loss) on Written Options	1,048,463	(378,820)
Net Change in Unrealized Appreciation on Unaffiliated Investments	860,875	1,903,280
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(4,023)	157,450
Net Increase in Net Assets Resulting from Operations	8,867,938	3,282,585

Distributions to Shareholders from:
Class A	(143)	(158)
Class I	(6,843,809)	(2,258,198)
Total Distributions	(6,843,952)	(2,258,356)

Capital Share Transactions:
Proceeds from Shares Sold	37,817,728	23,769,166
Proceeds from Reinvestment of Distributions	6,843,952	2,258,356
Cost of Shares Redeemed	(37,926,900)	(32,658,715)
Net Increase (Decrease) from Capital Shares Transactions	6,734,780	(6,631,193)

Total Increase (Decrease)	8,758,766	(5,606,964)

Net Assets
Beginning of Year	50,375,937	55,982,901

End of Year	$59,134,703	$50,375,937

Capital Share Transactions:
Shares Sold	3,252,404	2,365,882
Shares Reinvested	618,802	211,457
Shares Redeemed	(3,233,814)	(3,264,808)
Net Increase (Decrease) in Outstanding Shares of the Fund	637,392	(687,469)

The accompanying notes are an integral part of these financial statements.

TFA Quantitative Fund

Statements of Changes in Net Assets

	Year	For the
	Ended	Period Ended *
	12/31/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(290,901)	$(370,914)
Net Realized Gain on Unaffiliated Investments	1,401,030	5,292,817
Net Realized Gain on Affiliated Investments	3,843,195	—
Net Realized Gain on Reimbursement from Advisor for Compliance Loss	148,640	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(538,676)	1,256,586
Net Change in Unrealized Appreciation on Affiliated Investments	187,579	—
Net Increase in Net Assets Resulting from Operations	4,750,867	6,178,489

Distributions to Shareholders from:
Class I	(6,986,183)	(1,893,972)
Total Distributions	(6,986,183)	(1,893,972)

Capital Share Transactions:
Proceeds from Shares Sold	30,136,595	45,583,540
Proceeds from Reinvestment of Distributions	6,986,183	1,893,839
Cost of Shares Redeemed	(41,349,098)	(10,347,660)
Net Increase (Decrease) from Capital Shares Transactions	(4,226,320)	37,129,719

Total Increase (Decrease)	(6,461,636)	41,414,236

Net Assets
Beginning of Year/Period	41,414,236	—

End of Year/Period	$34,952,600	$41,414,236

Capital Share Transactions:
Shares Sold	2,543,427	4,466,041
Shares Reinvested	671,748	168,191
Shares Redeemed	(3,521,493)	(967,151)
Net Increase (Decrease) in Outstanding Shares of the Fund	(306,318)	3,667,081

*	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA Multidimensional Tactical Fund

Statements of Changes in Net Assets

	Year	For the
	Ended	Period Ended *
	12/31/2021	12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(524,352)	$(157,087)
Net Realized Gain on Investments	6,926,876	4,037,915
Net Realized Gain on Securities Sold Short	26,065	7,063
Net Change in Unrealized Appreciation (Depreciation) on Investments	(476,139)	1,335,897
Net Increase in Net Assets Resulting from Operations	5,952,450	5,223,788

Distributions to Shareholders from:
Class I	(7,787,998)	(2,613,703)
Total Distributions	(7,787,998)	(2,613,703)

Capital Share Transactions:
Proceeds from Shares Sold
Class I	24,393,487	59,965,114
Proceeds from Reinvestment of Distributions
Class I	7,787,998	2,613,541
Cost of Shares Redeemed
Class I	(55,257,163)	(11,065,062)
Net Increase (Decrease) from Capital Shares Transactions	(23,075,678)	51,513,593

Total Increase (Decrease)	(24,911,226)	54,123,678

Net Assets
Beginning of Year/Period	54,123,678	0

End of Year/Period	$29,212,452	$54,123,678

Capital Share Transactions:
Shares Sold	2,192,102	5,852,152
Shares Reinvested	837,419	245,865
Shares Redeemed	(4,936,624)	(1,050,218)
Net Increase (Decrease) in Outstanding Shares of the Fund	(1,907,103)	5,047,799

*	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA AlphaGen Growth Fund

Statement of Changes in Net Assets

For the
Period Ended *
12/31/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(10,596)
Net Realized Loss on Investments	(3,670)
Net Realized Gain on Reimbursement from Advisor for Compliance Loss	49,685
Net Realized Loss on Short Sales	(49,790)
Net Change in Unrealized Appreciation on Investments	1,225,689
Net Increase in Net Assets Resulting from Operations	1,211,318

Distributions to Shareholders from:
Class I	(182,757)
Total Distributions	(182,757)

Capital Share Transactions:
Proceeds from Shares Sold	76,832,124
Proceeds from Reinvestment of Distributions	182,757
Cost of Shares Redeemed	(16,596,828)
Net Increase from Capital Shares Transactions	60,418,053

Total Increase	61,446,614

Net Assets
Beginning of Period	—

End of Period	$61,446,614

Capital Share Transactions:
Shares Sold	7,687,076
Shares Reinvested	18,006
Shares Redeemed	(1,648,671)
Net Increase in Outstanding Shares of the Fund	6,056,411

*	For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

The accompanying notes are an integral part of these financial statements.

TFA Tactical Income Fund
Class A

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year	Year	For the
	Ended	Ended	Period Ended (c)
	12/31/2021	12/31/2020	12/31/2019

Net Asset Value at Beginning of Year/Period	$10.53	$10.36	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.04)	(0.06)	0.05
Net Gain on Securities (Realized and Unrealized)	0.60	0.34	0.37
Total from Investment Operations	0.56	0.28	0.42

Distributions:
Net Investment Income	—	(0.01)	(0.02)
Realized Gains	(1.56)	(0.10)	(0.04)
Total from Distributions	(1.56)	(0.11)	(0.06)

Net Asset Value, at End of Year/Period	$9.53	$10.53	$10.36

Total Return **	5.47%	2.71%	4.21	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$27	$27	$30
Before Waivers
Ratio of Expenses to Average Net Assets (d)(e)(h)	2.46%	2.56%	2.30	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.69)%	(1.02)%	0.58	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(h)	2.17%	2.14%	2.00	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.39)%	(0.61)%	0.89	% (a)
Portfolio Turnover Rate	568.18%	1316.84%	674.08	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses include 0.09%, 0.15% and 0.01% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)	Expenses before waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.46%, 2.55% and 2.30% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses after waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.17%, 2.13% and 2.00% for year/period ended 2021, 2020 and 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TFA Tactical Income Fund
Class I

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		Year	For the
	Ended		Ended	Period Ended (c)
	12/31/2021		12/31/2020	12/31/2019

Net Asset Value at Beginning of Year/Period	$10.59		$10.39	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.02)		(0.04)	0.03
Net Gain on Securities (Realized and Unrealized)	0.61		0.35	0.42
Total from Investment Operations	0.59		0.31	0.45

Distributions:
Net Investment Income	—		(0.01)	(0.02)
Realized Gains	(1.56)		(0.10)	(0.04)
Total from Distributions	(1.56)		(0.11)	(0.06)

Net Asset Value, at End of Year/Period	$9.62		$10.59	$10.39

Total Return **	5.71	% (i)	2.99%	4.55	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$26,818		$31,535	$42,675
Before Waivers
Ratio of Expenses to Average Net Assets (d)(e)(h)	2.21%		2.30%	1.86	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.47)%		(0.77)%	0.48	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(h)	1.92%		1.89%	1.75	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.18)%		(0.36)%	0.59	% (a)
Portfolio Turnover Rate	568.18%		1316.84%	674.08	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses include 0.09%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)	Expenses before waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.21%, 2.29% and 1.86% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses after waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 1.92%, 1.88% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Tactical Moderate Allocation Fund
Class A

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		Year	For the
	Ended		Ended	Period Ended (c)
	12/31/2021		12/31/2020	12/31/2019

Net Asset Value at Beginning of Year/Period	$10.57		$10.29	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.10)		(0.10)	0.02
Net Gain on Securities (Realized and Unrealized)	1.26	(j)	0.47	0.29
Total from Investment Operations	1.16		0.37	0.31

Distributions:
Net Investment Income	—		— +	(0.02)
Realized Gains	(1.58)		(0.09)	—
Total from Distributions	(1.58)		(0.09)	(0.02)

Net Asset Value, at End of Year/Period	$10.15		$10.57	$10.29

Total Return **	11.29	% (i)(j)	3.62%	3.05	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$1		$2	$35
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)(h)	2.38%		2.32%	4.66	% (a)
Ratio of Net Investment Loss to Average Net Assets (g)	(0.98)%		(1.26)%	(2.31	)% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)(h)	2.17%		2.08%	2.00	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.90)%		(1.03)%	0.36	% (a)
Portfolio Turnover Rate	346.41%		1308.86%	911.79	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.38%, 2.31% and 4.66% for year/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.17%, 2.07% and 2.00% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.10%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	In 2021, 0.00% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 11.29%.

The accompanying notes are an integral part of these financial statements.

Tactical Moderate Allocation Fund
Class I

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		Year	For the
	Ended		Ended	Period Ended (c)
	12/31/2021		12/31/2020	12/31/2019

Net Asset Value at Beginning of Year/Period	$10.63		$10.30	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.04)		(0.04)	0.03
Net Gain on Securities (Realized and Unrealized)	1.26	(i)	0.46	0.29
Total from Investment Operations	1.22		0.42	0.32

Distributions:
Net Investment Income	—		— +	(0.02)
Realized Gains	(1.58)		(0.09)	—
Total from Distributions	(1.58)		(0.09)	(0.02)

Net Asset Value, at End of Year/Period	$10.27		$10.63	$10.30

Total Return **	11.78	% (i)(j)	4.11%	3.25	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$34,995		$38,171	$74,054
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)(h)	2.13%		2.27%	1.82	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.61)%		(0.79)%	0.40	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)(h)	1.92%		1.88%	1.75	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.40)%		(0.40)%	0.47	% (a)
Portfolio Turnover Rate	346.41%		1308.86%	911.79	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.13%, 2.26% and 1.82% for year/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 1.92%, 1.87% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.10%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	In 2021, 0.00% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 11.78%.

(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Tactical Growth Allocation Fund
Class A

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		Year	For the
	Ended		Ended	Period Ended (c)
	12/31/2021		12/31/2020	12/31/2019

Net Asset Value at Beginning of Year/Period	$10.55		$10.35	$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.13)		(0.11)	0.02
Net Gain on Securities (Realized and Unrealized)	1.81	(i)	0.80	0.34
Total from Investment Operations	1.68		0.69	0.36

Distributions:
Net Investment Income	—		— +	(0.01)
Realized Gains	(1.36)		(0.49)	—
Total from Distributions	(1.36)		(0.49)	(0.01)

Net Asset Value, at End of Year/Period	$10.87		$10.55	$10.35

Total Return **	15.91	% (i)(j)	6.73%	3.62	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$1		$4	$31
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)(h)	2.20%		2.29%	4.55	% (a)
Ratio of Net Investment Loss to Average Net Assets (g)	(1.22)%		(1.30)%	(2.24	)% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)(h)(i)	2.16%		2.08%	2.00	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(1.14)%		(1.09)%	0.31	% (a)
Portfolio Turnover Rate	381.43%		1548.86%	929.77	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.25%, 2.28% and 4.55% for year/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.16%, 2.07% and 2.00% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.09%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 15.90%.

(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Tactical Growth Allocation Fund
Class I

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		Year		For the
	Ended		Ended		Period Ended (c)
	12/31/2021		12/31/2020		12/31/2019

Net Asset Value at Beginning of Year/Period	$10.69		$10.37		$10.00

Income From Investment Operations:
Net Investment Income (Loss) * (g)	(0.09)		(0.05)		0.02
Net Gain on Securities (Realized and Unrealized)	1.81	(j)	0.86		0.36
Total from Investment Operations	1.72		0.81		0.38

Distributions:
Net Investment Income	—		—	+	(0.01)
Realized Gains	(1.36)		(0.49)		—
Total from Distributions	(1.36)		(0.49)		(0.01)

Net Asset Value, at End of Year/Period	$11.05		$10.69		$10.37

Total Return **	16.08	% (j)	7.87	% (b)	3.83	% (b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$59,133		$50,372		$55,952
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)(h)	1.95%		2.18%		1.87	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.86)%		(0.82)%		0.19	% (a)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)(h)	1.91	% (i)	1.89%		1.76	% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)	(0.82)%		(0.54)%		0.30	% (a)
Portfolio Turnover Rate	381.43%		1548.86%		929.77	% (b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.01% and 0.01%) was 1.95%, 2.17% and 1.86% for year/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.01% and 0.01%) was 1.91%, 1.88% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes recapture of 0.05% during the year.

(j)	In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

The accompanying notes are an integral part of these financial statements.

TFA Quantitative Fund
Class I

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		For the
	Ended		Period Ended (a)
	12/31/2021		12/31/2020

Net Asset Value at Beginning of Year/Period	$11.29		$10.00

Income From Investment Operations:
Net Investment Loss * (d)	(0.08)		(0.11)
Net Gain on Securities (Realized and Unrealized)	1.32	(e)	1.92
Total from Investment Operations	1.24		1.81

Distributions:
Net Investment Income	—		—
Realized Gains	(2.13)		(0.52)
Total from Distributions	(2.13)		(0.52)

Net Asset Value, at End of Year/Period	$10.40		$11.29

Total Return **	11.02	% (e)	18.13	% (c)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$34,953		$41,414
Before Waivers
Ratio of Expenses to Average Net Assets (f)	1.96%		2.06	% (b)
Ratio of Net Investment Loss to Average Net Assets (d)	(0.73)%		(1.83	)% (b)
After Waivers
Ratio of Expenses to Average Net Assets (f)(g)	1.87	% (h)	1.91	% (b)
Ratio of Net Investment Loss to Average Net Assets (d)(g)	(0.64)%		(1.68	)% (b)
Portfolio Turnover Rate	1238.51%		963.53	% (c)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)	Annualized.

(c)	Not Annualized.

(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)	In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)	Includes recapture of less than 0.005% during the year.

The accompanying notes are an integral part of these financial statements.

TFA Multidimensional Tactical Fund
Class I

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	Year		For the
	Ended		Period Ended (a)
	12/31/2021		12/31/2020

Net Asset Value at Beginning of Year/Period	$10.72		$10.00

Income From Investment Operations:
Net Investment Loss * (e)	(0.11)		(0.04)
Net Gain on Securities (Realized and Unrealized)	1.29		1.28
Total from Investment Operations	1.18		1.24

Distributions:
Net Investment Income	—		—
Realized Gains	(2.60)		(0.52)
Total from Distributions	(2.60)		(0.52)

Net Asset Value, at End of Year/Period	$9.30		$10.72

Total Return **	11.02%		12.48	% (c)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$29,212		$54,124
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)	2.01%		2.04	% (b)
Ratio of Net Investment Loss to Average Net Assets (e)	(1.10)%		(0.75	)% (b)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(g)(h)	1.91	% (i)	1.89	% (b)
Ratio of Net Investment Loss to Average Net Assets (e)(g)	(0.99)%		(0.60	)% (b)
Portfolio Turnover Rate	1598.83%		934.35	% (c)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)	Annualized.

(c)	Not Annualized.

(d)	Includes interest expense on securities sold short of 0.03% and 0.02% for the year ended December 31, 2021 and period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Expenses include 0.11%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)	Expenses after waivers (excluding overdraft expense of 0.00% and 0.00% and interest expense of 0.03% and 0.02%) was 1.88% and 1.87% for year/period ended 2021 and 2020, respectively.

(i)	Includes recapture of 0.01% during the year.

The accompanying notes are an integral part of these financial statements.

TFA AlphaGen Growth Fund
Class I

Financial Highlights
Selected data for a share outstanding throughout the period.

	For the
	Period Ended (a)
	12/31/2021

Net Asset Value at Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Loss * (d)	(—	) +
Net Gain on Securities (Realized and Unrealized)	0.18	(f)
Total from Investment Operations	0.18

Distributions:
Net Investment Income	—
Realized Gains	(0.03)
Total from Distributions	(0.03)

Net Asset Value, at End of Period	$10.15

Total Return **	1.80	% (c)(f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$61,447
Before Waivers
Ratio of Expenses to Average Net Assets (e)	1.69	% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	(0.05	)% (b)
After Waivers
Ratio of Expenses to Average Net Assets (e)	1.69	% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	(0.05	)% (b)
Portfolio Turnover Rate	304.56	% (c)

*	Per share net investment loss has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005.

(a)	For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)	Annualized.

(c)	Not Annualized.

(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment loss of the underlying investment companies in which the Fund invests.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	In 2021, 0.10% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021

1.	ORGANIZATION

The TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) (“Tactical Fund”), Tactical Moderate Allocation Fund (“Moderate Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”), TFA Multidimensional Tactical Fund (“Multidimensional Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Tactical, Moderate and Growth Funds commenced investment operations on June 10, 2019. The Quantitative and Multidimensional Funds commenced investment operations on May 18, 2020. The AlphaGen Fund commenced investment operations on August 23, 2021.

Each Fund commenced operations (excluding AlphaGen Fund), on August 23, 2021, as a result of a Reorganization (Note 16) in which each Fund assumed all of the assets and liabilities of its respective Predecessor Fund, per the below table. Each Fund has substantially similar investment strategies as its Predecessor Fund. Each Fund has adopted the historical performance of its respective Predecessor Fund.

Predecessor Fund (“Predecessor Fund(s)”)		New Fund (“New Fund(s)”)
Tactical Conservative Allocation Fund	→	TFA Tactical Income Fund (fka
Tactical Conservative Allocation Fund)
Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
TFA Quantitative Fund	→	TFA Quantitative Fund
TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Tactical Fund	Exceed Advisory, LLC
Synergy Asset Management, LLC
Heritage Capital Advisors. LLC
Anchor Capital Management Group, Inc. (removed August 23, 2021)
Tuttle Capital Management, LLC (removed August 23, 2021)
Moderate Fund	Exceed Advisory, LLC
Synergy Asset Management, LLC
Heritage Capital Advisors. LLC
Howard Capital Management, Inc. (added August 26, 2021)
Anchor Capital Management Group, Inc. (removed August 23, 2021)
Tuttle Capital Management, LLC (removed August 23, 2021)
Growth Fund	Exceed Advisory, LLC
Synergy Asset Management, LLC
Heritage Capital Advisors. LLC
Howard Capital Management, Inc. (added August 26, 2021)
Anchor Capital Management Group, Inc. (removed August 23, 2021)
Tuttle Capital Management, LLC (removed August 23, 2021)
Quantitative Fund	Potomac Advisors, Inc.
Multidimensional Fund	Preston Wealth Advisors, LLC
AlphaGen Fund	Heritage Capital Advisors. LLC

Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees. See Note 4 and 5 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds. Currently, Class A shares are not issued for the Quantitative Fund, Multidimensional Fund and AlphaGen Fund.

The primary investment objective of each of the Funds is as follows:

Tactical Fund	high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation
Moderate Fund	capital appreciation.
Growth Fund	capital appreciation.
Quantitative Fund	capital appreciation.
Multidimensional Fund	capital appreciation.
AlphaGen Fund	capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year/period (2019 and 2020) or expected to be taken on each Fund’s 2021 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year/period ended December 31, 2021, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: The Funds may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Tactical, Moderate and Growth Funds on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.	SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2021, by major security type:

Tactical Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds	$24,653,204	$—	$—	$24,653,204
Money Market Funds	3,659,607	—	—	3,659,607
Purchased Options	196,185	105,880	—	302,065
Total	$28,508,996	$105,880	$—	$28,614,876

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$(43,480)	$(24,970)	$—	$(68,450)
Total	$(43,480)	$(24,970)	$—	$(68,450)

Moderate Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$924,931	$—	$—	$924,931
Exchange-Traded Funds	30,800,863	—	—	30,800,863
Money Market Funds	5,220,794	—	—	5,220,794
Purchased Options	136,155	—	—	136,155
Total	$37,082,743	$—	$—	$37,082,743

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$(53,170)	$—	$—	$(53,170)
Total	$(53,170)	$—	$—	$(53,170)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$6,761,066	$—	$—	$6,761,066
Exchange-Traded Funds	46,350,700	—	—	46,350,700
Corporate Bonds	—	300,019	—	300,019
Money Market Funds	8,208,245	—	—	8,208,245
Purchased Options	464,536	853,747	—	1,318,283
Total	$61,784,547	$1,153,766	$—	$62,938,313

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$(250,055)	$(209,899)	$—	$(459,954)
Total	$(250,055)	$(209,899)	$—	$(459,954)

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Open-End Funds	$35,905,489	$—	$—	$35,905,489
Money Market Funds	5,147,134	—	—	5,147,134
Total	$41,052,623	$—	$—	$41,052,623

Multidimensional Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$26,778,394	$—	$—	$26,778,394
Exchange-Traded Funds	6,726,317	—	—	6,726,317
Money Market Funds	2,125,905	—	—	2,125,905
Total	$35,630,616	$—	$—	$35,630,616

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds	$49,437,642	$—	$—	$49,437,642
Money Market Funds	12,211,416	—	—	12,211,416
Total	$61,649,058	$—	$—	$61,649,058

During the year ended December 31, 2021, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

*	Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

4.	RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as its deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days, written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

From May 1, 2020 through May 28, 2021, the Adviser contractually agreed to reduce its fees and to reimburse expenses to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% of the average daily net assets attributable to the Class A shares and 1.95% for the Class I shares. As of May 28, 2021, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.14% of the average daily net assets attributable to the Class A shares and 1.89% for the Class I shares of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days, written notice to the Adviser.

For the year ended December 31, 2021, the Adviser earned $379,943 in advisory fees from the Tactical Fund. During the year ended December 31, 2021, the Adviser waived fees of $57,508. As of December 31, 2021, the Tactical Fund owed the Adviser $35,512.

For the year ended December 31, 2021, the Adviser earned $468,904 in advisory fees from the Moderate Fund. During the year ended December 31, 2021, the Adviser waived fees of $40,525 and recouped fees of $0. As of December 31, 2021, the Moderate Fund owed the Adviser $53,001.

For the year ended December 31, 2021, the Adviser earned $764,912 in advisory fees from the Growth Fund. During the year ended December 31, 2021, the Adviser waived fees of $0 and recouped $29,493. As of December 31, 2021, the Growth Fund owed the Adviser $120,540.

For the year ended December 31, 2021, the Adviser earned $588,938 in advisory fees from the Quantitative Fund. During the year ended December 31, 2021, the Adviser recouped fees of $1,943. As of December 31, 2021, the Quantitative Fund owed the Adviser $47,861.

For the year ended December 31, 2021, the Adviser earned $687,281 in advisory fees from the Multidimensional Fund. During the year ended December 31, 2021, the Adviser recouped fees of $2,674. As of December 31, 2021, the Multidimensional Fund owed the Adviser $38,751.

For the period ended December 31, 2021, the Adviser earned $294,000 in advisory fees from the AlphaGen Fund. During the period ended December 31, 2021 the Adviser waived fees of $0 and recouped $0. As of December 31, 2021, the AlphaGen Fund owed the Adviser $65,858.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser as follows:

	Tactical Fund	Moderate Fund	Growth Fund
Recoverable Through	Amount Recoverable	Amount Recoverable	Amount Recoverable
December 31, 2022	$4,147	$12,614	$—
December 31, 2023	$90,908	$107,059	$60,061
December 31, 2024	$57,508	$40,525	$—

For the year ended December 31, 2021, there were several instances of violations of Section 12(d)(1) of the 1940 Act relating to TFA’s and the sub-advisors’ pre-trade compliance processes. Although most of the violations were cured with minimal net gains to

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

shareholders, one violation resulted in a loss of $148,640 to the Quantitative Fund; resulting in the Advisor reimbursing the Fund for the losses.

For the year ended December 31, 2021, the Moderate, Growth and AlphaGen Funds oversold positions causing losses of $943, $20,845 and $49,685 to the Funds, respectively. Howard Capital Management. Inc. reimbursed each Fund on January 14, 2022.

ADMINISTRATION AND COMPLIANCE SERVICES: Prior to August 20, 2021, Collaborative Fund Services, LLC (“CFS”) served as the Funds’ Administrator and provided compliance services to the Funds. CFS was paid an annual fee of 0.35% of the Funds’ average daily net assets. Greg Skidmore is the President of CFS and was an Interested Trustee of Collaborative Investment Series Trust. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ former transfer agent. Mr. Pokersnik also serves as an officer of the Collaborative Investment Series Trust.

From August 21, 2021 to November 12, 2021, Northern Lights Compliance Services (“NLCS”) provided compliance services to the Funds, including serving as the Funds’ chief compliance officer. For the period August 21, 2021 through November 12, 2021, NLCS earned $5,628 for its compliance services.

Effective November 13, 2021, Calfee Strategic Solutions (“Calfee”) served as the chief compliance officer of the Trust. For the period November 13, 2021 through December 31, 2021, Calfee earned $8,003 for its compliance services.

For the period ended August 20, 2021, CFS earned $63,665 for administration services from the Tactical Fund. For the period ended August 20, 2021, CFS voluntary waived $27,285 of fees earned.

For the period ended August 20, 2021, CFS earned $83,462 for administration services from the Moderate Fund. For the period ended August 20, 2021, CFS voluntary waived $35,769 of fees earned.

For the period ended August 20, 2021, CFS earned $123,221 for administration services from the Growth Fund. For the period ended August 20, 2021, CFS voluntary waived $52,809 of fees earned.

For the period ended August 20, 2021, CFS earned $101,026 for administration services from the Quantitative Fund. For the period ended August 20, 2021, CFS voluntary waived $43,297 of fees earned.

For the period ended August 20, 2021, CFS earned $132,336 for administration services from the Multidimensional Fund. For the period ended August 20, 2021, CFS voluntary waived $56,715 of fees earned.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

TRANSFER AGENT AND FUND ACCOUNTANT: Prior to August 23, 2021, Brandon Pokersnik, the Funds’ CCO and Secretary is an employee of MSS. MSS received $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS received an annual fee from the Funds based on the average net assets of each Fund.

As of August 23, 2021, the Funds have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor” or “UFD”) whereby UFD provides distribution services to the Funds. For the provision of these services, the Adviser has agreed to pay UFD customary fees for the Funds. In addition, certain affiliates of UFD provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides sub-administration, fund accounting and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing sub-administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

5.	DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares. Pursuant to the Distribution Plan, each Fund compensates for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares. The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. For the period January 1, 2021 through August 23, 2021, Arbor Court Capital, LLC acted as the distributor and was an affiliated entity of MSS. For the period ended August 23, 2021, the Funds accrued $43, $2, and $5 for Class A of Tactical Fund, Moderate Fund, and Growth Fund, respectively. Ultimus Fund Distributors, LLC acted as the distributor for the period August 23, 2021 through December 31, 2021. For the period August 23, 2021 through December 31, 2021, the Funds accrued $22, $2, and $1 for Class A of Tactical Fund, Moderate Fund, and Growth Fund, respectively.

Shareholder servicing fees may be paid in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.

6.	INVESTMENT TRANSACTIONS

Tactical Fund

For the year ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Tactical Fund aggregated $145,649,328 and $148,685,470, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Moderate Fund

For the year ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Moderate Fund aggregated $110,278,764 and $112,120,199, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Growth Fund

For the year ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Growth Fund aggregated $199,562,710 and $192,551,450, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Quantitative Fund

For the year ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Quantitative Fund aggregated $467,190,069 and $475,936,295, respectively.

Multidimensional Fund

For the year ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Multidimensional Fund aggregated $713,623,606 and $728,150,235, respectively.

AlphaGen Fund

For the period ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the AlphaGen Fund aggregated $184,534,831 and $136,366,558, respectively.

7.	DERIVATIVE TRANSACTIONS

The notional value of the derivative instruments outstanding as of December 31, 2021 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

As of December 31, 2021, the following financial derivative instruments are included in Investment in Securities at Value (assets) and Written Options at Value (liabilities) in the Statement of Assets and Liabilities:

TFA Tactical Income Fund
Assets	Equity Index Contracts
Call Options Purchased	$302,065
Total Assets	$302,065

Liabilities	Equity Index Contracts
Call Options Written	$(33,200)
Put Options Written	(35,250)
Total Liabilities	$(68,450)

Tactical Moderate Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$131,635
Put Options Purchased	4,520
Total Assets	$136,155

Liabilities	Equity Index Contracts
Call Options Written	$(28,680)
Put Options Written	(24,490)
Total Liabilities	$(53,170)

Tactical Growth Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$1,259,033
Put Options Purchased	59,250
Total Assets	$1,318,283

Liabilities	Equity Index Contracts
Call Options Written	$(172,969)
Put Options Written	(286,985)
Total Liabilities	$(459,954)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

For the year ended December 31, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain/ (Loss)

Tactical Fund
Options Written	Net Realized Gain on Written Options	$336,281	Net Change in Unrealized Appreciation (Depreciation) on Written Options	$(192,366)
Options Purchased	Net Realized Gain on Unaffiliated Investments	$490,215	Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	$(153,835)

Moderate Fund
Options Written	Net Realized Gain on Written Options	$577,187	Net Change in Unrealized Appreciation (Depreciation) on Written Options	$(152,679)
Options Purchased	Net Realized Gain on Unaffiliated Investments	$1,491,029	Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	$(473,463)

Growth Fund
Options Written	Net Realized Gain on Written Options	$1,048,463	Net Change in Unrealized Appreciation (Depreciation) on Written Options	$(4,023)
Options Purchased	Net Realized Gain on Unaffiliated Investments	$1,546,533	Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	$(175,606)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities. Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were affected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were affected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to each Fund since they are exchange traded.

8.	CAPITAL SHARE TRANSACTIONS

At December 31, 2021, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the year/period ended December 31, 2021, and year/period ended December 31, 2020 were as follows:

Tactical Fund
Institutional Class	January 1, 2021 through December 31, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	2,187,870	$23,978,701	1,784,771	$17,377,982
Shares Reinvested	420,117	4,093,653	31,097	328,701
Shares Redeemed	(2,800,035)	(30,305,733)	(2,943,490)	(29,535,926)
Net Decrease	(192,048)	$(2,233,379)	(1,127,622)	$(11,829,243)

Tactical Fund
Class A	January 1, 2021 through December 31, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	301	$3,300	833	$8,706
Shares Reinvested	401	3,861	27	281
Shares Redeemed	(496)	(5,325)	(1,220)	(12,750)
Net Increase/(Decrease)	206	$1,836	(360)	$(3,763)

Moderate Fund
Institutional Class	January 1, 2021 through December 31, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	1,996,712	$22,517,202	1,534,715	$14,932,812
Shares Reinvested	497,740	5,128,048	30,884	328,298
Shares Redeemed	(2,677,940)	(29,847,799)	(5,168,444)	(50,480,349)
Net Decrease	(183,488)	$(2,202,549)	(3,602,845)	$(35,219,239)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

Moderate Fund
Class A	January 1, 2021 through December 31, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	408	$4,214
Shares Reinvested	16	164	1	14
Shares Redeemed	(51)	(542)	(3,616)	(37,669)
Net Decrease	(35)	$(378)	(3,207)	$(33,441)

Growth Fund
Institutional Class	January 1, 2021 through December 31, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	3,252,185	$37,815,312	2,362,454	$23,733,523
Shares Reinvested	618,789	6,843,809	211,442	2,258,198
Shares Redeemed	(3,233,366)	(37,921,955)	(3,258,700)	(32,594,458)
Net Increase/(Decrease)	637,608	$6,737,166	(684,804)	$(6,602,737)

Growth Fund
Class A	January 1, 2021 through December 31, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	219	$2,416	3,428	$35,643
Shares Reinvested	13	143	15	158
Shares Redeemed	(448)	(4,945)	(6,108)	(64,257)
Net Decrease	(216)	$(2,386)	(2,665)	$(28,456)

Quantitative Fund
Class I	January 1, 2021 through December 31, 2021		May 18, 2020 (commencement of investment operations) through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	2,543,427	$30,136,595	4,466,041	$45,583,540
Shares Reinvested	671,748	6,986,183	168,191	1,893,839
Shares Redeemed	(3,521,493)	(41,349,098)	(967,151)	(10,347,660)
Net Increase/(Decrease)	(306,318)	$(4,226,320)	3,667,081	$37,129,719

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

Multidimensional Fund
Class I	January 1, 2021 through December 31, 2021		May 18, 2020 (commencement of investment operations) through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	2,192,102	$24,393,487	5,852,152	$59,965,114
Shares Reinvested	837,419	7,787,998	245,865	2,613,541
Shares Redeemed	(4,936,624)	(55,257,163)	(1,050,218)	(11,065,062)
Net Decrease	(1,907,103)	$(23,075,678)	5,047,799	$51,513,593

AlphaGen Fund
Class I	August 23, 2021 (commencement of investment operations) through December 31, 2021
	Shares	Amount
Shares Sold	7,687,076	$76,832,124
Shares Reinvested	18,006	182,757
Shares Redeemed	(1,648,671)	(16,596,828)
Net Increase	6,056,411	$60,418,053

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	TAX MATTERS

Tactical Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2021 is $28,698,179. As of December 31, 2021, the gross unrealized appreciation on a tax basis totaled $15,367 and the gross unrealized depreciation totaled $(167,120) for a net unrealized depreciation of $(151,753).

Moderate Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2021 is $36,265,357. As of December 31, 2021, the gross unrealized appreciation on a tax basis totaled $896,023 and the gross unrealized depreciation totaled $(131,807) for a net unrealized appreciation of $764,216.

Growth Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2021 is $58,364,485. As of December 31, 2021, the gross unrealized appreciation on a tax

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

basis totaled $4,860,421 and the gross unrealized depreciation totaled $(746,547) for a net unrealized appreciation of $4,113,874.

Quantitative Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2021 is $40,552,985. As of December 31, 2021, the gross unrealized appreciation on a tax basis totaled $905,489 and the gross unrealized depreciation totaled $(405,851) for a net unrealized appreciation of $499,638.

Multidimensional Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2021 is $35,948,044. As of December 31, 2021, the gross unrealized appreciation on a tax basis totaled $859,758 and the gross unrealized depreciation totaled $(1,177,186) for a net unrealized depreciation of $(317,428).

AlphaGen Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2021 is $61,720,982. As of December 31, 2021, the gross unrealized appreciation on a tax basis totaled $1,225,689 and the gross unrealized depreciation totaled $(1,297,613) for a net unrealized depreciation of $(71,924).

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2021, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Fund	$49,278	$—	$(232,758)	$(151,753)	$(335,233)
Moderate Fund	58,516	169,125	(72,444)	764,216	919,413
Growth Fund	1,102,654	197,442	(521,377)	4,113,874	4,892,593
Quantitative Fund	1,550,941	—	—	499,638	2,050,579
Multidimensional Fund	1,091,965	—	—	(317,428)	774,537
AlphaGen Fund	1,097,781	2,704	—	(71,924)	1,028,561

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Fund	$(1)	$1
Moderate Fund	(2,248)	2,248
Quantitative Fund	(1,378)	1,378
Multidimensional Fund	1	(1)

For the year ended December 31, 2021, the Moderate Fund utilized capital loss carryforwards of $320,138 in short-term capital losses and $7,171 in long-term capital losses.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

For the year ended December 31, 2021, the cumulative deferred losses on straddles were $232,758 for the Tactical Fund. For the year ended December 31, 2021, the cumulative deferred losses on straddles were $72,444 for the Moderate Fund. For the year ended December 31, 2021, the cumulative deferred losses on straddles were $521,377 for the Growth Fund.

For the year ended December 31, 2021, the Tactical Fund paid a short-term capital gain distribution of $2,716,180.

For the year ended December 31, 2021, the Tactical Fund paid a long-term capital gain distribution of $1,381,334.

For the year ended December 31, 2020, the Tactical Fund paid an ordinary income distribution of $328,982.

For the year ended December 31, 2021, the Moderate Fund paid a short-term capital gain distribution of $3,703,740.

For the year ended December 31, 2021, the Moderate Fund paid long-term capital gain distribution of $1,424,558.

For the year ended December 31, 2020, the Moderate Fund paid an ordinary income distribution of $328,327.

For the year ended December 31, 2021, the Growth Fund paid a short-term capital gain distribution of $5,038,224.

For the year ended December 31, 2021, the Growth Fund paid long-term capital gain distribution of $1,805,728.

For the year ended December 31, 2020, the Growth Fund paid an ordinary income distribution of $2,253,292 and a long-term capital gain distribution of $5,064.

For the year ended December 31, 2021, the Quantitative Fund paid a short-term capital gain distribution of $5,988,284.

For the year ended December 31, 2021, the Quantitative Fund paid long-term capital gain distribution of $997,899.

During the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Quantitative Fund paid a short-term capital gain distribution of $0.52172 per share for a total of $1,893,972.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

For the year ended December 31, 2021, the Multidimensional Fund paid a short-term capital gain distribution of $7,787,998.

During the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Multidimensional Fund paid a short-term capital gain distribution of $0.52394 per share for a total of $2,613,703.

During the period August 23, 2021 (commencement of investment operations) through December 31, 2021, the AlphaGen Fund paid a short-term capital gain distribution of $182,757.

11.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, TD Ameritrade, Inc. held approximately 88% of the voting securities of the Tactical Fund, 93% of the voting securities of the Moderate Fund, 94% of the voting securities of the Growth Fund, 92% of the voting securities of the Quantitative Fund, 88% of the voting securities of the Multidimensional Fund and 93% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

12.	MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

13.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Quantitative Fund currently invests a significant portion of its assets in the Rydex Nasdaq 100 2x Strategy Fund and the Rydex Series Trust – Nova Fund (collectively the “Rydex Funds”). The Quantitative Fund may redeem its investment from Rydex Funds at any time if the Adviser determines that it is in the best interest of the Quantitative Fund and their shareholders to do so. The performance of the Quantitative Fund will be directly affected by the performance of the Rydex Funds. The financial statements of the Rydex Funds, including their schedule of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Quantitative Fund’s financial statements. As of December 31, 2021, the percentage of the Quantitative Fund’s net assets invested in Rydex Nasdaq 100 2x Strategy Fund was 29.31% and in Rydex Series Trust – Nova Fund was 61.54%.

14.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Quantitative Fund at December 31, 2021 are noted in the Fund Schedule of Investments. Transactions during the year with companies which are affiliates are as follows:

Quantitative Fund

		Share			Net Change in			Share
	Market Value	Balance at			Unrealized	Realized	Market Value	Balance at	Dividends
	at December	December			Appreciation/	Gains	at December	December	Credited to
Description	31, 2020	31, 2020	Purchases	Sales Proceeds	(Depreciation)	(Losses)	31, 2021	31, 2021	Income
Rydex Russell 2000 2x Strategy Fund, Class H	$—	—	$29,449,999	$(25,919,254)	$152,136	$469,255	$4,152,136	18,946	$—

Rydex Series Trust - Nova Fund, Investor Class	19,897,094	179,528	260,555,502	(262,351,892)	35,443	3,373,940	21,510,087	148,725	381,560

Total	$19,897,094	179,528	$290,005,501	$(288,271,146)	$187,579	$3,843,195	$25,662,223	167,671	$381,560

15.	CHANGE IN INDEPENDENT PUBLIC ACCOUNTANT

On February 22, 2021, the Trust, by action of the Audit Committee of the Board, approved BBD, LLP (“BBD”) to serve as the independent registered public accounting firm to audit the financial statements of the new Funds for the fiscal year ending December 31, 2021. Previously, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm to the predecessor Funds.

Cohen’s report on the financial statements for the predecessor Funds for the fiscal year ended December 31, 2020 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal year and the interim period of January 1, 2021 through February 22,

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

2021 (the “Interim Period”) there were no (i) disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such year, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal year ended December 31, 2020 and the Interim Period, neither the Funds nor anyone on behalf of the Funds had consulted BBD, LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of BBD does not reflect any disagreements or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Cohen.

16.	REORGANIZATION

The Tactical, Moderate, Growth, Quantitative and Multidimensional Funds (the “Predecessor Funds”), each a series of Collaborative Investment Series Trust, were reorganized each into a newly created series of Tactical Investment Series Trust (the “Reorganization”) effective close of business August 20, 2021, pursuant to an Agreement and Plan of Reorganization dated May 28, 2021. The Reorganization was approved by the shareholders of the Predecessor Funds at a meeting held on June 24, 2021. Upon the closing of the Reorganization, all the assets and liabilities of each Predecessor Fund were transferred to the respective new fund in exchange for shares of such new fund, which shares were then be distributed pro rata to each Predecessor Fund’s shareholders. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets transferred reflect the historical basis of the assets as of the date of the Reorganization. The Adviser paid the costs of the reorganization of the Funds.

Predecessor Fund		New Fund
Tactical Conservative Allocation Fund	→	Tactical Conservative Allocation Fund
Net Assets $36,134,579 shares 3,296,573		Net Assets $36,134,579 shares 3,296,573

Tactical Moderate Allocation Fund	→	Tactical Moderate Allocation Fund
Net Assets $35,103,727 shares 3,130,432		Net Assets $35,103,727 shares 3,130,432

Tactical Growth Allocation Fund	→	Tactical Growth Allocation Fund
Net Assets $59,413,089 shares 5,069,265		Net Assets $59,413,089 shares 5,069,265

TFA Quantitative Fund	→	TFA Quantitative Fund
Net Assets $51,509,916 shares 4,270,743		Net Assets $51,509,916 shares 4,270,743

TFA Multidimensional Tactical Fund	→	TFA Multidimensional Tactical Fund
Net Assets $63,012,813 shares 5,534,964		Net Assets $63,012,813 shares 5,534,964

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2021

17.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition besides the details noted below:

Effective February 22, 2022, M3Sixty Fund Administration, LLC, has replaced Ultimus Fund Solutions, LLC. as the Trust’s sub-fund administrator, fund accountant, transfer agent and dividend distribution agent. The Board also approved Matrix 360 Distributors, LLC as the Trust principal underwriter, effective February 22, 2022, replacing Ultimus Fund Distributors, LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tactical Investment Series Trust and the Shareholders of TFA Tactical Income Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, TFA Multidimensional Tactical Fund and TFA AlphaGen Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of TFA Tactical Income Fund (formerly known as Tactical Conservative Allocation Fund), Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, TFA Multidimensional Tactical Fund and TFA AlphaGen Growth Fund, each a series of shares of beneficial interest in Tactical Investment Series Trust (the “Funds”), including the schedules of investments, as of December 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended, except for TFA AlphaGen Growth Fund, in which the related statements of operations and changes in net assets, and the financial highlights are for the period August 23, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America. For TFA Tactical Income Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund, the statements of changes in net assets and the financial highlights for the year ended December 31, 2020 were audited by other auditors, whose report dated March 11, 2021, expressed an unqualified opinion on such financial statements and financial highlights. For TFA Tactical Income Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund, the financial highlights for the period from June 10, 2019 (commencement of operations) through December 31, 2019 were audited by other auditors, whose report dated February 24, 2020, expressed an unqualified opinion on those financial highlights. For TFA Quantitative Fund and TFA Multidimensional Tactical Fund, the statements of changes in net assets and the financial highlights for the period May 18, 2020 (commencement of operations) through December 31, 2020 were audited by other auditors, whose report dated March 1, 2021, expressed an unqualified opinion on such financial statements and financial highlights

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in Tactical Investment Series Trust since 2021.

Philadelphia, Pennsylvania

March 17, 2022

Tactical Funds

EXPENSE ILLUSTRATION

DECEMBER 31, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, July 1, 2021 through December 31, 2021.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,003.20	$10.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.27	$11.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,005.00	$9.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.52	$9.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,045.40	$11.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.26	$11.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Tactical Moderate Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,045.80	$9.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.53	$9.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,075.60	$11.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.32	$10.96

*	Expenses are equal to the Fund’s annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,077.20	$10.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.58	$9.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

TFA Quantitative Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,062.20	$9.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.78	$9.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA Multidimensional Tactical Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,062.70	$9.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.60	$9.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA AlphaGen Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,018.00	$8.59*
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.80	$6.05**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period (August 23, 2021-Dcecember 31, 2021), multiplied by 130/365 (to reflect the number of days in the period).

**	Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period (July 1, 2021-Dcecember 31, 2021), multiplied by 184/365 (to reflect the one-half year period).

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

ADVISORY RENEWAL AGREEMENT

Tactical Fund Advisors, LLC Adviser to TFA Tactical Income Fund, Tactical Moderate Allocation Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, TFA Multidimensional Tactical Fund and TFA AlphaGen Growth Fund (each a “Fund” and, collectively, the “Funds”)*

At an in-person meeting held on November 12, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Tactical Investment Series Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”), discussed the reconsideration of the approval of an investment advisory agreement (the “Advisory Agreement”) between Tactical Fund Advisors, LLC (“TFA”) and the Trust, with respect to the Funds. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were advised by independent legal counsel of their fiduciary obligations in approving the Advisory Agreement. The Board noted that it had requested and received such information from TFA as it deemed reasonably necessary to evaluate the terms of the Advisory Agreement and to determine whether the Advisory Agreement is in the best interests of the Funds and their shareholders. The Trustees, all of whom are independent, considered guidance from their independent legal counsel and their own business judgment in evaluating the Advisory Agreement, and were advised by their independent legal counsel throughout the process. In considering the approval of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board considered a variety of factors in its analysis, including those discussed in the summary below.

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with TFA, the Board considered numerous factors regarding the nature, extent, and quality of services provided by TFA to the Funds, including information on TFA’s financial condition and resources; the qualifications, backgrounds and responsibilities of its key professionals; and its succession plan. The Board noted that the Trust and TFA employ a “manager of managers” structure, whereby TFA is responsible for selecting sub-advisers (subject to Board approval), allocating each Fund’s assets among them, and overseeing the sub-advisers’ daily management of the Funds’ assets. The Board reviewed the services TFA provides, including its coordination of services for the Funds among the Funds’ service providers, its efforts to promote the Funds and assist in their distribution, and its processes for the due diligence review, selection, and oversight of sub-advisers, including the enhancements to such processes being implemented. The Trustees also reviewed information provided regarding risk

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

management and compliance and regulatory matters, including an updated compliance assessment of TFA by the Trust’s CCO. Following a consideration of the foregoing information as well as further information provided by TFA (e.g., descriptions of its business and its Form ADV), and further discussion, the Board concluded that the quality, extent, and nature of the services provided by TFA were satisfactory and adequate for the Funds.

Performance of the Funds and TFA. The Board reviewed performance information that TFA provided for each Fund compared to the performance of (a) funds in a peer group (the “Peer Group”), which is a relevant sub-set of funds in the Fund’s Morningstar category, (b) the Fund’s Morningstar category average for the one-year and since inception periods ended September 30, 2021 (the “one-year and since inception periods”), as applicable, and (c) the Fund’s benchmark index. The Board noted that TFA does not manage any accounts other than the Funds.

TFA Tactical Income Fund: The Board noted TFA has been the adviser to the TFA Tactical Income Fund (formerly the Tactical Conservative Allocation Fund) since its inception on June 10, 2019. The Board further noted that Exceed Advisory, LLC (“Exceed”), Synergy Financial Management, LLC (“Synergy”), and Heritage Capital Management, Inc. (“Heritage”) each sub-advise a portion of the TFA Tactical Income Fund. The Board noted that the TFA Tactical Income Fund had outperformed its Morningstar category average and benchmark index, but underperformed its Peer Group average for the one-year and since inception periods.

Tactical Moderate Allocation Fund: The Board noted TFA has been the adviser to the Tactical Moderate Allocation Fund since its inception on June 10, 2019. The Board further noted that Exceed, Synergy, Heritage, and Howard Capital Management, Inc. (“Howard”) each sub-advise a portion of the Tactical Moderate Allocation Fund. The Board noted that the Tactical Moderate Allocation Fund had outperformed its Morningstar category average and benchmark index for the one-year and since inception periods. The Board further noted the Tactical Moderate Allocation Fund outperformed its Peer Group category average for the one-year period, but slightly underperformed the Peer Group category average for the since inception period ended September 30, 2021.

Tactical Growth Allocation Fund: The Board noted TFA has been the adviser to the Tactical Growth Allocation Fund since its inception on June 10, 2019. The Board further noted that Exceed, Synergy, Heritage, and Howard each sub-advised a portion of the Tactical Growth Allocation Fund since inception. The Board noted that the Tactical Growth Allocation Fund outperformed both the Morningstar and Peer Group category averages and its benchmark index for the one-year and since inception periods.

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

TFA Quantitative Fund: The Board noted that TFA has been the adviser to the TFA Quantitative Fund since its inception on May 18, 2020. The Board noted that Potomac Advisors, Inc. has sub-advised the TFA Quantitative Fund since inception. The Board noted the TFA Quantitative Fund underperformed the Morningstar category averages but outperformed its Peer Group category averages and benchmark index for the one-year and since inception periods.

TFA Multidimensional Tactical Fund: The Board noted that TFA has been the adviser to the TFA Multidimensional Tactical Fund since its inception on May 18, 2020. The Board further noted that Preston Wealth Advisors, LLC has sub-advised the TFA Multidimensional Tactical Fund since inception. The Board noted that the TFA Multidimensional Tactical Fund underperformed both the Morningstar and Peer Group category averages and benchmark index for the one-year and since inception periods.

TFA AlphaGen Growth Fund: The Board noted that TFA has been the adviser to the TFA AlphaGen Growth Fund since its inception on August 23, 2021. The Board further noted that Heritage has sub-advised the TFA AlphaGen Growth Fund since inception. The Board noted that the TFA AlphaGen Growth Fund is newly formed and as such does not have a performance record at this time.

Costs of the Services Provided and Profits Realized. In this regard, the Board considered TFA’s staffing, personnel, and methods of operating; the financial condition and resources of TFA, and the level of commitment to the Funds by TFA and its affiliates; the asset levels of the Funds; and the overall expenses of the Funds. The Board evaluated each Fund’s advisory fee, noting that the advisory fee of 1.30% and net expense ratio for each Fund is higher than the respective Fund’s Peer Group averages but within the range of those presented, except for the TFA Multidimensional Tactical Fund which has the highest advisory fee and net expense ratio of its Peer Group but also the smallest level of assets. The Board took into consideration that the higher expense ratios are attributable, in part, to the relatively small size of the Funds and noted that the asset size of each of the Funds is significantly lower than the majority of the Funds in its Peer Group, in many cases by a significant margin. The Board considered that the Funds have not yet achieved economies of scale to offset their high operational expenses at this time. The Board also took into consideration that TFA has contractually agreed to limit the Fund’s expenses until at least April 30, 2023, to the benefit of the Funds’ shareholders. The Board considered the profitability of the Adviser with respect to each Fund. Following these comparisons and upon additional consideration and discussion of the foregoing, the Board concluded that the advisory fees were within an acceptable range in light of the services to be rendered by TFA that the profitability and fees to be paid to TFA were fair and reasonable.

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that breakpoints may be an appropriate way for TFA to share its economies of scale if a Fund experiences substantial asset growth; however, the Board recognized that no Fund had yet reached an asset level where TFA could realize significant economies of scale. The Board observed that economies of scale is not a primary factor at this time but will be considered in the future as Fund asset levels grow.

Benefits Derived. The Board noted that TFA indicated that it may benefit from its affiliation with Tactical Fund Services, LLC, the Trust’s administrator. The Board considered that TFA does not have any soft dollar arrangements in place. Following further consideration and discussion, the Board concluded that the benefits to be derived by TFA from managing the Funds were satisfactory.

Conclusion. Based on all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable, and that the approval of the continuance of the Advisory Agreement is in the best interests of each Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Howard Capital Management, LLC Sub-Adviser to Tactical Moderate Allocation Fund (“Tactical Moderate”) and Tactical Growth Allocation Fund (“Tactical Growth”) (collectively the “Funds”)

At an in-person meeting held on August 25, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Tactical Investment Series Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Tactical Fund Advisors, LLC (the “Adviser”) and Howard Capital Management, LLC (“Howard”), with respect to the Funds. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were advised by independent legal counsel of their fiduciary obligations in approving the Sub-Advisory Agreement. The Board noted that it had requested and received such information from Howard as it deemed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and to determine whether the Sub-Advisory Agreement is in the best interests of Tactical Moderate and Tactical Growth and their shareholders. The Trustees considered guidance from counsel to the Trust and their own

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

business judgment in evaluating the Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process. In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any particular information that was most relevant to its consideration to approve the Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board considered a variety of factors in its analysis, including those discussed in the summary below.

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement, the Board considered the nature, extent, and quality of the services to be provided by Howard under the Sub-Advisory Agreement. The Board considered the investment strategies and techniques Howard will use in managing Tactical Moderate and Tactical Growth, its investment decision-making process, and sources of information to be relied upon generally by Howard in providing portfolio management services to each Fund; the qualifications, backgrounds and responsibilities of its key professionals; and its financial condition. The Board also considered information provided regarding Howard’s trading and brokerage practices and compliance program. Following a consideration of the foregoing information as well as further information provided by Howard (e.g., descriptions of its business and its Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Howard were satisfactory and adequate for Tactical Moderate and Tactical Growth.

Performance. The Board considered the performance of Howard during the past year in managing mutual funds with investment objectives and strategies similar to Tactical Moderate and Tactical Growth and found it be satisfactory.

Costs of the Services to Be Provided and Profits to Be Realized. The Board considered that Howard’s proposed sub-advisory fee for managing Tactical Moderate and Tactical Growth is lower than the management fee it receives from mutual funds it manages with similar investment objectives and strategies. The Trustees noted that Howard represented that the proposed sub-advisory fees are lower than they otherwise would be due to the efficiencies achieved through its management of the three similarly managed mutual funds. The Board evaluated the reasonableness of the fee split between the Adviser and Howard and the respective services provided by each to Tactical Moderate and Tactical Growth and noted that the sub-advisory fee was negotiated at arm’s-length between the Adviser and Howard. The Trustees also considered the projected profitability of Howard in connection with its management of Tactical Moderate and Tactical Growth. After considering the nature, quality, and extent of the Howard’s services, and such services relative to the Adviser’s services to Tactical Moderate and Tactical Growth, the Board concluded that the proposed sub-advisory fee and Howard’s projected profitability was reasonable.

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

Economies of Scale. The Board considered the extent to which economies of scale would be realized as Tactical Moderate and Tactical Growth each grow and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each Fund’s investors. The Board recognized that Tactical Moderate and Tactical Growth had each not yet reached an asset level where significant economies of scale could be realized. The Board observed that economies of scale will be considered in the future as the asset levels of Tactical Moderate and Tactical Growth grow.

Benefits To Be Derived. The Board noted that Howard identified gaining experience as a sub-adviser as an indirect benefit from its relationship with Tactical Moderate and Tactical Growth, and that such experience may facilitate other opportunities to provide sub-advisory services. The Board considered that Howard will not enter into any soft dollar arrangements with broker-dealers that would otherwise benefit Howard. Following further consideration and discussion, the Board concluded that the benefits to be derived by Howard from managing Tactical Moderate and Tactical Growth were satisfactory.

Conclusion. Based on all the information considered and the conclusions reached, the Board, including all of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement were fair and reasonable, and that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of Tactical Moderate and Tactical Growth and their shareholders.

Potomac Advisors, Inc. Sub-Adviser to TFA Quantitative Fund*

At an in-person meeting held on March 29, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Tactical Investment Series Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) discussed the approval of a sub-advisory agreement (the “Potomac Investment Sub-Advisory Agreement”) between Tactical Fund Advisors, LLC (the “Adviser”) and Potomac Advisors, Inc (the “Sub-Advisor”), with respect to the TFA Quantitative Fund (the “Quantitative Fund”). In considering the approval of the Potomac Investment Sub-Advisory Agreement, the Board received materials specifically relating to the Potomac Investment Sub-Advisory Agreement.

The Trustees were advised by counsel to the Trust of their fiduciary obligations in approving the Potomac Investment Sub-Advisory Agreement. The Trustees considered guidance from counsel to the Trust and their own business judgment in evaluating the Potomac Investment Sub-Advisory Agreement. In considering the approval of the Potomac Investment Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any particular information that was most relevant to its consideration to approve the Potomac Investment Sub-Advisory Agreement and each

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

Trustee may have afforded different weight to the various factors. The Board considered a variety of factors in its analysis, including those discussed in the summary below.

Nature, Extent and Quality of Services. In considering the approval of the Potomac Investment Sub-Advisory Agreement, the Board considered the nature, extent, and quality of the services of the Sub-Adviser under the Potomac Investment Sub-Advisory Agreement. The Board considered the Sub-Adviser’s prior performance; the background of the investment professionals servicing the Quantitative Fund; and the Sub-Adviser’s reputation, resources, and investment approach. The Board also considered information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services provided by the Sub-Adviser were satisfactory.

Performance. The Board noted that the Adviser has been the investment adviser to the Predecessor Fund since its inception on May 18, 2020 and that the Sub-Adviser has sub-advised a portion of the Predecessor Fund since inception. The Board noted that the Predecessor Fund has not been operational for full calendar year and reviewed its performance since its inception.

Fees and Expenses. The Board considered the sub-advisory fee schedule and noted that the Sub-Adviser represented that the fees it charges to comparable advisers to engage its services are generally higher than the Sub-Adviser’s fee for sub-advising the Quantitative Fund. The Board noted that the fee schedule was negotiated between the Adviser and the Sub-Adviser and was identical to the Sub-Adviser’s fee schedule for the Predecessor Fund. The Board also evaluated the reasonableness of the fee split between the Adviser and the Sub-Adviser and the respective services provided by each to the Quantitative Fund. After considering the nature, quality, and extent of the Sub-Adviser’s services, and such services relative to the Adviser’s services to the Quantitative Fund, the Board concluded that the proposed sub-advisory fee was reasonable.

Profitability. The Board then considered information provided regarding the Sub-Adviser’s estimated profitability for its services to the Quantitative Fund. The Board noted that the sub-advisory fee was negotiated between the Adviser and the Sub-Adviser and the estimated profitability of the Sub-Adviser in connection with the management of the Quantitative Fund’s assets was reasonable given the nature, extent, and quality of the services provided.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Quantitative Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board recognized that the Quantitative Fund had not yet reached an asset level where significant economies of scale could be realized. The Board observed that economies of scale will be considered in the future as the asset levels of the Quantitative Fund grow.

Tactical Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

Conclusion. Based on all the information considered and the conclusions reached, the Board, including all of the Independent Trustees, determined that the terms of the Potomac Investment Sub-Advisory Agreement are fair and reasonable, and that the approval of the Potomac Investment Sub-Advisory Agreement for an initial two-year term is in the best interests of the Quantitative Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Quantitative Fund.

Tactical Funds

TRUSTEES & OFFICERS
DECEMBER 31, 2021 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021- present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 - present); Owner, SkyFly Aviation Services, LLC (2019 – present)	6	None
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 - present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	6	None
Peter Baden Birth Year: 1964	Trustee	Indefinite/ February 2021 – present	Chief Investment Officer, Genoa Asset Management (2020 – present); Chief Investment Officer, Ross Sinclaire Asset Management (2005 – 2020)	6	None

[1]	The “Fund Complex” consists of the Tactical Investment Series Trust.

[2]	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Tactical Funds

TRUSTEES & OFFICERS
DECEMBER 31, 2021 (UNAUDITED) (CONTINUED)

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Drew K. Horter[2] Birth Year: 1955	President Interested Trustee	January 2021-present January 2021 – November 2021	President, Tactical Fund Advisors, LLC (2019 – present); President and Chief Investment Strategist, Horter Investment Management, LLC (1991 – present)	None
Stephanie Shearer Birth Year: 1979	Secretary	Since February 2021	Manager of Legal Administration, Ultimus Fund Solutions, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018)	None
Brian Curley Birth Year: 1970_	Treasurer	Since March 2021	Vice President, Ultimus Fund Solutions, LLC	None
Leslie Green Birth Year: 1988	Chief Compliance Officer	Indefinite/ since November 2021	Chief Compliance Officer, Calfee Halter & Griswold (since 2021); Chief Compliance Officer, Eagle Realty Group (2017-2021); Senior Compliance Manager, Touchstone Investments (2012 - 2017)	None
Christine Palermo Birth Year: 1976	Assistant Treasurer	Indefinite/ since March 2021	Manager – Fund Administration, Gemini Fund Services, LLC	N/A
Jared Lahman Birth Year: 1986	Anti-Money Laundering Compliance Officer	Indefinite/ since February 2021	Compliance Analyst II, Northern Lights Compliance Services, LLC (2019 – present); Manager of Fund Accounting, Gemini Fund Services (2016 – 2019)	N/A
Eric Kane Birth Year: 1981	Assistant Secretary	Indefinite/ since February 2021	Vice President and Managing Counsel, Ultimus Fund Solutions (2020 – present); Vice President and Counsel, Legal Administration, Gemini Fund Services (2017 – 2020); Assistant Vice President and Staff Attorney, Legal Administration, Gemini Fund Services (2013 – 2017)	N/A

[1]	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-974-3787.

PRIVACY NOTICE

TACTICAL INVESTMENT SERIES TRUST

FACTS	WHAT DOES TACTICAL INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Tactical Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Tactical Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(833) 974-3787

PRIVACY NOTICE

TACTICAL INVESTMENT SERIES TRUST

What we do:
How does Tactical Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Tactical Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Tactical Investment Series Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Tactical Investment Series Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Tactical Investment Series Trust isn’t jointly market.

Investment Adviser
Tactical Fund Advisors, LLC

Sub-Advisers
Exceed Advisory, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Potomac Advisors, Inc.
Preston Wealth Advisors, LLC
Synergy Financial Management, LLC

Distributor
Ultimus Fund Distributors, LLC

Transfer and Dividend Disbursing Agent
Ultimus Fund Distributors, LLC

Custodian
U.S. Bank N.A.

Legal Counsel
Strauss Troy, Co., LPA

Independent Registered Public Accounting Firm
BBD, LLP

Fund Administrator
Ultimus Fund Solutions, LLC

This report is provided for the general information of TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund), Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

(b)	Not applicable

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2021	2020
$40,000	$55,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2021	2020
$15,000	$15,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2021 and 2020 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2021 and 2020 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	change in registrant’s independent public accountant is filed herewith

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

By Drew Horter	/s/ Drew Horter
Principal Executive Officer/President
Date: March 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Drew Horter	/s/ Drew Horter
Principal Executive Officer/President
Date: March 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Brian Curley	/s/ Brian Curley
Principal Financial Officer/Treasurer
Date: March 18, 2022